UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2017

A balanced approach
to building and
preserving wealth
through retirement

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2017 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2018 (unaudited).

Class A shares	1 year	5 years	10 years	Lifetime*	Gross expense ratio	Net expense ratio

American Funds 2060 Target Date Retirement Fund®	10.35%	—	—	6.17%	0.84%	0.80%
American Funds 2055 Target Date Retirement Fund®	10.30	10.35%	—	10.13	0.79	0.79
American Funds 2050 Target Date Retirement Fund®	10.26	10.34	5.43%	6.13	0.77	0.77
American Funds 2045 Target Date Retirement Fund®	10.08	10.33	5.42	6.12	0.76	0.76
American Funds 2040 Target Date Retirement Fund®	9.87	10.23	5.37	6.08	0.77	0.77
American Funds 2035 Target Date Retirement Fund®	9.15	9.97	5.26	5.97	0.76	0.76
American Funds 2030 Target Date Retirement Fund®	7.22	9.45	5.07	5.76	0.74	0.74
American Funds 2025 Target Date Retirement Fund®	4.84	8.42	4.52	5.22	0.73	0.73
American Funds 2020 Target Date Retirement Fund®	3.07	7.05	3.91	4.60	0.71	0.71
American Funds 2015 Target Date Retirement Fund®	1.88	6.11	3.72	4.34	0.70	0.70
American Funds 2010 Target Date Retirement Fund®	1.37	5.33	3.50	4.08	0.69	0.69

*	Since February 1, 2007, for all funds except the 2060 Fund, which commenced operations on March 27, 2015, and the 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information. The investment adviser is currently reimbursing a portion of the other expenses for each share class of American Funds 2060 Target Date Retirement Fund. The reimbursement will be in effect through at least January 1, 2019, unless modified or terminated by the investment adviser. Investment results and net expense ratios reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
7	Investment approach for American Funds Target Date Retirement Series
8	Investment portfolios
24	Financial statements
98	Board of trustees and other officers

Fellow investors:

It is our pleasure to present this report for American Funds Target Date Retirement Series for the fiscal year ended October 31, 2017. Over a period in which equities rallied amid positive global economic news, all of the funds rose in value, with returns ranging from 9.32% (2010 Fund) to 21.70% (2055 Fund). Among the series’ 11 funds, three outpaced their benchmark Standard & Poor’s Target Date Through Indexes, while seven exceeded their respective Lipper peer group measures (as shown in the table on page 3). We continue to maintain a long-term perspective regarding the series’ results, as we seek to help investors build wealth for retirement while balancing their need to preserve it in and near retirement. Although comparisons with indexes can provide insights, we believe a comparison of absolute returns should be accompanied by an analysis of risk to fully assess whether a target date series is meeting its objectives.

How the series works

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. The mix of funds focuses on growth while retirement is at a distance and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path” and is illustrated on page 7. The broadly diversified nature of the funds has helped them weather challenging market environments.

The economy

The global economy remained on solid footing during the series’ fiscal year. In fact, the vast majority of countries experienced economic growth. This unusual occurrence was not attributable to policy developments in any one country, but rather a number of disparate factors.

The U.S. economy has strengthened consistently since 2009, with only a handful of modest declines in the overall pattern. The rate of growth has been moderate, but with the economy near full employment and inflation low, the picture remains positive despite political uncertainties.

While European markets lagged during much of the post-2009 period, they have improved considerably in the past fiscal year, with some nations outpacing the U.S. Meanwhile, concerns about China have abated since the government instituted policy measures designed to stimulate the country’s economy. Thus, with the U.S., Europe and China all on a growth trajectory, the rest of the world has largely followed.

The stock market

Since last November the U.S. has enjoyed a strong bull market, which has shown little sign of tempering as of this writing. This is consistent with sound corporate balance sheets and earnings, as well as the state of the economy and the low level of market volatility.

That said, U.S. equities exhibit higher valuations than may be warranted by fundamentals. We believe this is due in large part to anticipation of further government policy changes, particularly with regard to corporate taxes and deregulation.

American Funds Target Date Retirement Series	1

Overseas, equities have generally fared well despite a number of geopolitical uncertainties. The implications of Brexit for the United Kingdom and European Union, continued instability in the Middle East, and tensions between the U.S. and North Korea have not had a major impact on most markets.

The bond market

Since January the fixed income market has seen a surge in prices, making bonds more expensive and keeping yields relatively low. The sell-off that took place in the wake of the U.S. presidential election has gradually reversed since the start of the calendar year. On a day-to-day basis, the inverse correlation between equities and bonds remains intact — if stocks rise, bond prices generally fall. However, the overall trend in 2017 has been an increase in bond prices.

There are a number of potential factors at play. In the past, we’ve often seen a decline in equities when there has been uncertainty in the political or economic environment, but in this instance it may have initiated the rise in bond prices. There’s also been a greater appetite for fixed income securities in general, which may be due to more people entering retirement and seeking diversification from equities.

Results for the series

Over their lifetimes, eight of the 11 funds beat their S&P benchmarks, while all funds outpaced their Lipper peers.

Since target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds. During the fiscal year, more defensive, dividend-paying sectors (such as consumer staples) generally lagged more growth-oriented or cyclical sectors such as information technology. Weakness among dividend payers weighed on the results of equity-income and growth-and-income funds, especially those funds focused on the U.S. In contrast, growth-oriented funds generally registered strong returns, especially among international funds such as EuroPacific Growth Fund® and New Perspective Fund®.

Moving forward

Looking ahead, we see no real roadblocks to continued growth around the world. While there has been — and will be — volatility in various parts of the market, the types of economic imbalances that preceded past recessions are not apparent today.

With the economic picture generally sound, any potential setbacks to securities prices would have to come from an external shock that would disrupt markets or undermine investor confidence. For example, failure to enact tax reform in the U.S. could prompt a decline in equities, as current prices reflect optimism on that count. A military escalation with North Korea may unsettle markets, particularly in Asia.

While the incidence and timing of these kinds of shocks cannot be predicted, it is still useful to undertake a close analysis of these scenarios and the factors that influence their probabilities. The investment professionals working on behalf of the series’ underlying funds continuously monitor global economies and markets for any sign of change.

Fund allocations in the series are not determined by short- or medium-term market forecasts, nor are allocations changed in response to competitive pressures. Any shifts made to investments by analysts and portfolio managers are based on bottom-up fundamentals — an approach that we’ve found works well in lieu of any sort of tactical, top-down process. Our focus remains on the long term, and we encourage you to adopt a similar perspective with regard to your investments.

As always, we thank you for entrusting your assets to our care. We look forward to reporting to you again in six months.

Cordially,

John H. Smet
Vice Chairman of the Board

Michael J. Downer
President

December 8, 2017

For current information about the series, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

2	American Funds Target Date Retirement Series

Results at a glance

For periods ended October 31, 2017, with distributions reinvested

	Cumulative total returns	Average annual total returns
					Lifetime
	1 year	5 years	10 years		(since 2/1/07)

American Funds 2060 Target Date Retirement Fund	21.55%	—	—		9.23%[1]
Standard & Poor’s Target Date Through 2060+ Index	22.08	—	—		8.65
Lipper Mixed-Asset Target 2055+ Funds Index	21.78	—	—		8.26

American Funds 2055 Target Date Retirement Fund	21.70	12.23%	—		11.16	[2]
Standard & Poor’s Target Date Through 2055 Index	22.02	11.98	—		11.07
Lipper Mixed-Asset Target 2055+ Funds Index	21.78	11.23	—		10.58	[3]

American Funds 2050 Target Date Retirement Fund	21.66	12.24	5.99%		6.87
Standard & Poor’s Target Date Through 2050 Index	21.83	11.93	5.65		6.20
Lipper Mixed-Asset Target 2050 Funds Index	21.41	10.58	4.64	[3]	5.13	[3]

American Funds 2045 Target Date Retirement Fund	21.46	12.21	5.97		6.86
Standard & Poor’s Target Date Through 2045 Index	21.36	11.80	5.56		6.12
Lipper Mixed-Asset Target 2045 Funds Index	21.07	10.82	4.86	[3]	5.52	[3]

American Funds 2040 Target Date Retirement Fund	21.02	12.09	5.92		6.81
Standard & Poor’s Target Date Through 2040 Index	20.69	11.56	5.61		6.15
Lipper Mixed-Asset Target 2040 Funds Index	20.31	10.33	4.62		5.18

American Funds 2035 Target Date Retirement Fund	20.07	11.81	5.79		6.69
Standard & Poor’s Target Date Through 2035 Index	19.48	11.17	5.53		6.05
Lipper Mixed-Asset Target 2035 Funds Index	19.22	10.12	4.68	[3]	5.36	[3]

American Funds 2030 Target Date Retirement Fund	17.46	11.21	5.57		6.45
Standard & Poor’s Target Date Through 2030 Index	18.03	10.61	5.44		5.93
Lipper Mixed-Asset Target 2030 Funds Index	16.81	9.18	4.39		5.01

American Funds 2025 Target Date Retirement Fund	14.21	10.09	4.97		5.88
Standard & Poor’s Target Date Through 2025 Index	16.06	9.83	5.22		5.69
Lipper Mixed-Asset Target 2025 Funds Index	14.06	8.18	4.18	[3]	4.84	[3]

American Funds 2020 Target Date Retirement Fund	11.82	8.60	4.35		5.24
Standard & Poor’s Target Date Through 2020 Index	14.17	8.86	4.95		5.39
Lipper Mixed-Asset Target 2020 Funds Index	11.76	7.06	4.37		4.77

American Funds 2015 Target Date Retirement Fund	10.17	7.58	4.18		4.95
Standard & Poor’s Target Date Through 2015 Index	12.16	7.82	4.87		5.27
Lipper Mixed-Asset Target 2015 Funds Index	10.61	6.27	4.02		4.42

American Funds 2010 Target Date Retirement Fund	9.32	6.73	3.96		4.67
Standard & Poor’s Target Date Through 2010 Index	9.89	6.63	4.66		5.01
Lipper Mixed-Asset Target 2010 Funds Index	9.43	5.62	4.03		4.40
Standard & Poor’s 500 Composite Index	23.63	15.18	7.51		7.80
MSCI All Country World Index (ACWI) ex USA	23.64	7.29	0.92		2.73
Bloomberg Barclays U.S. Aggregate Index	0.90	2.04	4.19		4.35

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. S&P 500 source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2015, commencement of 2060 Fund operations, through October 31, 2017.
[2]	For the period February 1, 2010, commencement of 2055 Fund operations, through October 31, 2017.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment

(for periods ended October 31, 2017, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.

2060 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

		Lifetime
	1 year	(since 3/27/15)

Class A shares	14.53%	6.77%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

			Lifetime
	1 year	5 years	(since 2/1/10)

Class A shares	14.67%	10.91%	10.31%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	14.06%	10.76%	5.29%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	13.15%	10.50%	5.16%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility. S&P source: S&P Dow Jones Indices LLC.
[3]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045)

4	American Funds Target Date Retirement Series

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2050 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	14.67%	10.91%	5.36%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	14.46%	10.89%	5.34%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	10.74%	9.89%	4.95%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	7.66%	8.80%	4.35%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower. The investment adviser is currently reimbursing a portion of the other expenses for American Funds 2060 Target Date Retirement Fund. The reimbursement will be in effect through at least January 1, 2019, unless modified or terminated by the investment adviser. Investment results reflect the reimbursement, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	5.40%	7.31%	3.74%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	3.82%	6.32%	3.57%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2017)*

	1 year	5 years	10 years

Class A shares	3.04%	5.46%	3.34%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility. S&P source: S&P Dow Jones Indices LLC.
[3]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower. The investment adviser is currently reimbursing a portion of the other expenses for American Funds 2060 Target Date Retirement Fund. The reimbursement will be in effect through at least January 1, 2019, unless modified or terminated by the investment adviser. Investment results reflect the reimbursement, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 8 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2017. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Distinguishing points of our glide path

•	The funds in the series are managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2018, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	7

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	1,111,041	$35,698
EuroPacific Growth Fund, Class R-6	356,560	20,388
New Perspective Fund, Class R-6	790,648	35,698
New World Fund, Inc., Class R-6	306,917	20,395
SMALLCAP World Fund, Inc., Class R-6	622,505	35,694
The Growth Fund of America, Class R-6	693,081	35,742
The New Economy Fund, Class R-6	430,036	20,427
		204,042

Growth-and-income funds 45%
American Mutual Fund, Class R-6	995,568	40,808
Capital World Growth and Income Fund, Class R-6	683,132	35,707
Fundamental Investors, Class R-6	641,439	40,808
International Growth and Income Fund, Class R-6	596,264	20,404
The Investment Company of America, Class R-6	1,117,288	45,910
Washington Mutual Investors Fund, Class R-6	1,011,442	45,910
		229,547

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	929,151	25,505
American Funds Global Balanced Fund, Class R-6	784,534	25,505
		51,010

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,853,576	25,505

Total investment securities 100% (cost: $460,460,000)		510,104
Other assets less liabilities 0%		(163)

Net assets 100%		$509,941

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	5,349,131	$171,868
EuroPacific Growth Fund, Class R-6	1,721,019	98,408
New Perspective Fund, Class R-6	3,809,104	171,981
New World Fund, Inc., Class R-6	1,481,135	98,421
SMALLCAP World Fund, Inc., Class R-6	3,001,417	172,101
The Growth Fund of America, Class R-6	3,337,530	172,116
The New Economy Fund, Class R-6	2,071,744	98,408
		983,303

Growth-and-income funds 45%
American Mutual Fund, Class R-6	4,781,197	195,981
Capital World Growth and Income Fund, Class R-6	3,298,631	172,419
Fundamental Investors, Class R-6	3,092,358	196,736
International Growth and Income Fund, Class R-6	2,877,985	98,485
The Investment Company of America, Class R-6	5,372,828	220,770
Washington Mutual Investors Fund, Class R-6	4,862,603	220,714
		1,105,105

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	4,465,265	122,572
American Funds Global Balanced Fund, Class R-6	3,774,916	122,722
		245,294

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	8,920,398	122,745

Total investment securities 100% (cost: $2,135,262,000)		2,456,447
Other assets less liabilities 0%		(897)

Net assets 100%		$2,455,550

See Notes to Financial Statements

American Funds Target Date Retirement Series	9

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	11,620,761	$373,375
EuroPacific Growth Fund, Class R-6	3,731,979	213,394
New Perspective Fund, Class R-6	8,308,610	375,134
New World Fund, Inc., Class R-6	3,205,076	212,977
SMALLCAP World Fund, Inc., Class R-6	6,520,858	373,906
The Growth Fund of America, Class R-6	7,326,190	377,812
The New Economy Fund, Class R-6	4,514,312	214,430
		2,141,028

Growth-and-income funds 45%
American Mutual Fund, Class R-6	10,412,705	426,817
Capital World Growth and Income Fund, Class R-6	7,166,429	374,589
Fundamental Investors, Class R-6	6,739,604	428,774
International Growth and Income Fund, Class R-6	6,255,094	214,049
The Investment Company of America, Class R-6	11,686,892	480,215
Washington Mutual Investors Fund, Class R-6	10,581,320	480,286
		2,404,730

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	9,707,642	266,475
American Funds Global Balanced Fund, Class R-6	8,224,072	267,364
		533,839

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,428,465	267,336

Total investment securities 100% (cost: $4,509,500,000)		5,346,933
Other assets less liabilities 0%		(1,774)

Net assets 100%		$5,345,159

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	14,231,400	$457,255
EuroPacific Growth Fund, Class R-6	4,565,160	261,036
New Perspective Fund, Class R-6	10,168,019	459,086
New World Fund, Inc., Class R-6	3,929,303	261,102
SMALLCAP World Fund, Inc., Class R-6	7,977,792	457,447
The Growth Fund of America, Class R-6	8,966,344	462,394
The New Economy Fund, Class R-6	5,523,124	262,348
		2,620,668

Growth-and-income funds 42%
American Mutual Fund, Class R-6	11,780,556	482,885
Capital World Growth and Income Fund, Class R-6	8,016,033	418,998
Fundamental Investors, Class R-6	7,636,033	485,805
International Growth and Income Fund, Class R-6	7,653,018	261,886
The Investment Company of America, Class R-6	13,342,055	548,225
Washington Mutual Investors Fund, Class R-6	12,080,018	548,312
		2,746,111

Equity-income and Balanced funds 13%
American Balanced Fund, Class R-6	13,306,717	365,269
American Funds Global Balanced Fund, Class R-6	10,062,152	327,121
Capital Income Builder, Class R-6	1,246,196	78,286
The Income Fund of America, Class R-6	3,335,954	78,261
		848,937

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	23,763,642	326,988

Total investment securities 100% (cost: $5,537,271,000)		6,542,704
Other assets less liabilities 0%		(2,241)

Net assets 100%		$6,540,463

See Notes to Financial Statements

American Funds Target Date Retirement Series	11

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	21,222,237	$681,871
EuroPacific Growth Fund, Class R-6	6,806,619	389,202
New Perspective Fund, Class R-6	15,148,564	683,958
New World Fund, Inc., Class R-6	5,855,941	389,127
SMALLCAP World Fund, Inc., Class R-6	11,889,822	681,762
The Growth Fund of America, Class R-6	13,373,624	689,678
The New Economy Fund, Class R-6	8,246,561	391,712
		3,907,310

Growth-and-income funds 37%
American Mutual Fund, Class R-6	15,186,104	622,478
Capital World Growth and Income Fund, Class R-6	10,070,667	526,394
Fundamental Investors, Class R-6	9,856,708	627,084
International Growth and Income Fund, Class R-6	9,667,239	330,813
The Investment Company of America, Class R-6	17,524,020	720,062
Washington Mutual Investors Fund, Class R-6	17,152,800	778,565
		3,605,396

Equity-income and Balanced funds 18%
American Balanced Fund, Class R-6	21,291,605	584,455
American Funds Global Balanced Fund, Class R-6	16,775,955	545,386
Capital Income Builder, Class R-6	4,957,229	311,413
The Income Fund of America, Class R-6	13,276,088	311,457
		1,752,711

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	35,324,327	486,063

Total investment securities 100% (cost: $8,192,901,000)		9,751,480
Other assets less liabilities 0%		(2,998)

Net assets 100%		$9,748,482

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 37%
AMCAP Fund, Class R-6	21,540,979	$692,112
EuroPacific Growth Fund, Class R-6	7,554,270	431,953
New Perspective Fund, Class R-6	16,825,689	759,680
New World Fund, Inc., Class R-6	5,526,765	367,253
SMALLCAP World Fund, Inc., Class R-6	12,072,439	692,234
The Growth Fund of America, Class R-6	13,565,439	699,570
The New Economy Fund, Class R-6	7,768,555	369,006
		4,011,808

Growth-and-income funds 35%
American Mutual Fund, Class R-6	15,757,271	645,891
Capital World Growth and Income Fund, Class R-6	10,351,567	541,076
Fundamental Investors, Class R-6	10,262,200	652,881
International Growth and Income Fund, Class R-6	9,464,154	323,863
The Investment Company of America, Class R-6	18,360,783	754,445
Washington Mutual Investors Fund, Class R-6	18,996,409	862,247
		3,780,403

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	23,606,401	647,996
American Funds Global Balanced Fund, Class R-6	19,968,901	649,189
Capital Income Builder, Class R-6	6,872,579	431,735
The Income Fund of America, Class R-6	18,397,699	431,610
		2,160,530

Fixed income funds 8%
American Funds Inflation Linked Bond Fund, Class R-6	13,159,724	129,360
U.S. Government Securities Fund, Class R-6	53,468,655	735,729
		865,089

Total investment securities 100% (cost: $9,160,309,000)		10,817,830
Other assets less liabilities 0%		(3,664)

Net assets 100%		$10,814,166

American Funds Target Date Retirement Series	13

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	gain	depreciation	income	10/31/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	27,771,676	25,696,979	—	53,468,655	$—	$(10,047)	$8,590	$735,729

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 26%
AMCAP Fund, Class R-6	21,500,222	$690,802
EuroPacific Growth Fund, Class R-6	8,530,762	487,789
New Perspective Fund, Class R-6	18,627,587	841,036
New World Fund, Inc., Class R-6	4,048,404	269,017
SMALLCAP World Fund, Inc., Class R-6	10,590,274	607,246
The Growth Fund of America, Class R-6	13,532,993	697,896
The New Economy Fund, Class R-6	4,464,291	212,054
		3,805,840

Growth-and-income funds 35%
American Mutual Fund, Class R-6	20,747,373	850,435
Capital World Growth and Income Fund, Class R-6	13,585,980	710,139
Fundamental Investors, Class R-6	13,512,481	859,664
International Growth and Income Fund, Class R-6	12,373,008	423,404
The Investment Company of America, Class R-6	24,182,120	993,644
Washington Mutual Investors Fund, Class R-6	25,037,409	1,136,447
		4,973,733

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	30,969,389	850,110
American Funds Global Balanced Fund, Class R-6	26,147,722	850,062
Capital Income Builder, Class R-6	8,981,570	564,222
The Income Fund of America, Class R-6	24,061,277	564,478
		2,828,872

Fixed income funds 19%
American Funds Inflation Linked Bond Fund, Class R-6	45,913,975	451,334
American Funds Mortgage Fund, Class R-6	41,771,299	422,726
Capital World Bond Fund, Class R-6	21,277,317	422,780
Intermediate Bond Fund of America, Class R-6	25,127,460	336,959
U.S. Government Securities Fund, Class R-6	76,462,850	1,052,129
		2,685,928

Total investment securities 100% (cost: $12,294,327,000)		14,294,373
Other assets less liabilities 0%		(4,329)

Net assets 100%		$14,290,044

American Funds Target Date Retirement Series	15

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	17,307,442	8,840,280	—	26,147,722	$—	$63,303	$14,485	$850,062
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	24,294,331	21,619,644	—	45,913,975	—	386	2,723	451,334
American Funds Mortgage Fund, Class R-6	16,748,933	25,022,366	—	41,771,299	—	(2,666)	4,671	422,726
U.S. Government Securities Fund, Class R-6	46,373,538	30,089,312	—	76,462,850	—	(17,113)	13,268	1,052,129
Total 19%					$—	$43,910	$35,147	$2,776,251

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 17%
AMCAP Fund, Class R-6	16,056,599	$515,899
EuroPacific Growth Fund, Class R-6	6,718,961	384,190
New Perspective Fund, Class R-6	14,374,240	648,997
New World Fund, Inc., Class R-6	1,037,214	68,923
SMALLCAP World Fund, Inc., Class R-6	3,195,262	183,216
The Growth Fund of America, Class R-6	8,644,952	445,820
		2,247,045

Growth-and-income funds 32%
American Mutual Fund, Class R-6	19,118,976	783,687
Capital World Growth and Income Fund, Class R-6	12,526,914	654,782
Fundamental Investors, Class R-6	11,176,914	711,075
International Growth and Income Fund, Class R-6	9,131,093	312,466
The Investment Company of America, Class R-6	20,358,866	836,546
Washington Mutual Investors Fund, Class R-6	19,777,564	897,703
		4,196,259

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	28,630,312	785,902
American Funds Global Balanced Fund, Class R-6	24,185,535	786,272
Capital Income Builder, Class R-6	8,327,566	523,138
The Income Fund of America, Class R-6	22,303,302	523,235
		2,618,547

Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	61,283,535	602,417
American Funds Mortgage Fund, Class R-6	64,719,673	654,963
Capital World Bond Fund, Class R-6	32,971,414	655,142
Intermediate Bond Fund of America, Class R-6	68,417,890	917,484
The Bond Fund of America, Class R-6	30,369,003	393,279
U.S. Government Securities Fund, Class R-6	61,031,241	839,790
		4,063,075

Total investment securities 100% (cost: $11,572,842,000)		13,124,926
Other assets less liabilities 0%		(4,193)

Net assets 100%		$13,120,733

American Funds Target Date Retirement Series	17

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	16,554,584	7,635,793	4,842	24,185,535	$— [1]	$59,224	$13,521	$786,272
Fixed income funds 28%
American Funds Inflation Linked Bond Fund, Class R-6	36,501,638	24,844,763	62,866	61,283,535	(7)	(43)	4,075	602,417
American Funds Mortgage Fund, Class R-6	40,076,354	24,758,854	115,535	64,719,673	(17)	(6,391)	8,845	654,963
Capital World Bond Fund, Class R-6	20,472,171	12,566,362	67,119	32,971,414	(67)	3,011	10,554	655,142
Intermediate Bond Fund of America, Class R-6	36,271,002	32,265,166	118,278	68,417,890	(30)	(7,478)	9,974	917,484
U.S. Government Securities Fund, Class R-6	38,439,874	22,759,537	168,170	61,031,241	202	(14,335)	10,735	839,790
Total 34%					$81	$33,988	$57,704	$4,456,068

[1]	Amount less than one thousand.

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 9%
AMCAP Fund, Class R-6	10,289,521	$330,602
EuroPacific Growth Fund, Class R-6	2,744,781	156,947
New Perspective Fund, Class R-6	8,631,902	389,731
The Growth Fund of America, Class R-6	4,397,562	226,782
		1,104,062

Growth-and-income funds 27%
American Mutual Fund, Class R-6	16,654,233	682,657
Capital World Growth and Income Fund, Class R-6	9,749,269	509,594
Fundamental Investors, Class R-6	8,107,647	515,809
International Growth and Income Fund, Class R-6	4,879,074	166,962
The Investment Company of America, Class R-6	15,243,195	626,343
Washington Mutual Investors Fund, Class R-6	13,861,520	629,174
		3,130,539

Equity-income and Balanced funds 23%
American Balanced Fund, Class R-6	20,362,881	558,961
American Funds Global Balanced Fund, Class R-6	15,114,242	491,364
Capital Income Builder, Class R-6	12,464,558	783,023
The Income Fund of America, Class R-6	33,415,298	783,923
		2,617,271

Fixed income funds 41%
American Funds Inflation Linked Bond Fund, Class R-6	72,326,068	710,965
American Funds Mortgage Fund, Class R-6	63,370,235	641,307
American High-Income Trust, Class R-6	32,597,665	341,624
Capital World Bond Fund, Class R-6	28,793,131	572,119
Intermediate Bond Fund of America, Class R-6	77,107,169	1,034,007
The Bond Fund of America, Class R-6	60,345,475	781,474
U.S. Government Securities Fund, Class R-6	44,987,397	619,027
		4,700,523

Total investment securities 100% (cost: $10,293,369,000)		11,552,395
Other assets less liabilities 0%		(3,555)

Net assets 100%		$11,548,840

American Funds Target Date Retirement Series	19

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Fixed income funds 26%
American Funds Inflation Linked Bond Fund, Class R-6	45,948,362	26,393,395	15,689	72,326,068	$(1)	$(541)	$5,059	$710,965
American Funds Mortgage Fund, Class R-6	41,350,095	22,020,140	—	63,370,235	—	(6,612)	8,854	641,307
Intermediate Bond Fund of America, Class R-6	52,068,010	25,101,883	62,724	77,107,169	2	(10,944)	12,631	1,034,007
U.S. Government Securities Fund, Class R-6	31,189,248	13,798,148	—	44,987,397	—	(11,796)	8,267	619,027
Total 26%					$1	$(29,893)	$34,811	$3,005,306

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 2%
AMCAP Fund, Class R-6	1,080,642	$34,721
New Perspective Fund, Class R-6	769,001	34,720
The Growth Fund of America, Class R-6	337,886	17,425
		86,866

Growth-and-income funds 25%
American Mutual Fund, Class R-6	6,302,057	258,321
Capital World Growth and Income Fund, Class R-6	3,317,686	173,416
Fundamental Investors, Class R-6	2,725,801	173,415
International Growth and Income Fund, Class R-6	1,270,313	43,470
The Investment Company of America, Class R-6	5,273,533	216,690
Washington Mutual Investors Fund, Class R-6	4,756,582	215,901
		1,081,213

Equity-income and Balanced funds 28%
American Balanced Fund, Class R-6	5,440,150	149,332
American Funds Global Balanced Fund, Class R-6	3,977,371	129,305
Capital Income Builder, Class R-6	7,409,301	465,452
The Income Fund of America, Class R-6	19,850,497	465,693
		1,209,782

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	30,753,020	302,302
American Funds Mortgage Fund, Class R-6	25,633,769	259,414
American High-Income Trust, Class R-6	20,655,735	216,472
Capital World Bond Fund, Class R-6	10,869,421	215,975
Intermediate Bond Fund of America, Class R-6	29,027,800	389,263
The Bond Fund of America, Class R-6	26,733,207	346,195
U.S. Government Securities Fund, Class R-6	15,728,634	216,426
		1,946,047

Total investment securities 100% (cost: $3,888,042,000)		4,323,908
Other assets less liabilities 0%		(1,581)

Net assets 100%		$4,322,327

American Funds Target Date Retirement Series	21

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	24,013,858	7,863,251	1,124,089	30,753,020	$(12)	$(857)	$2,593	$302,302
American Funds Mortgage Fund, Class R-6	19,860,484	5,928,501	155,216	25,633,769	(6)	(3,162)	3,860	259,414
Total 13%					$(18)	$(4,019)	$6,453	$561,716

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 22%
American Mutual Fund, Class R-6	3,566,519	$146,192
Capital World Growth and Income Fund, Class R-6	2,084,187	108,940
Fundamental Investors, Class R-6	1,457,600	92,732
International Growth and Income Fund, Class R-6	326,903	11,187
The Investment Company of America, Class R-6	2,905,573	119,390
Washington Mutual Investors Fund, Class R-6	2,633,730	119,545
		597,986

Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,970,622	81,544
American Funds Global Balanced Fund, Class R-6	2,508,261	81,544
Capital Income Builder, Class R-6	5,192,205	326,174
The Income Fund of America, Class R-6	13,903,422	326,174
		815,436

Fixed income funds 48%
American Funds Inflation Linked Bond Fund, Class R-6	19,180,079	188,540
American Funds Mortgage Fund, Class R-6	15,947,577	161,389
American High-Income Trust, Class R-6	12,862,005	134,794
Capital World Bond Fund, Class R-6	6,745,435	134,032
Intermediate Bond Fund of America, Class R-6	24,204,830	324,587
Short-Term Bond Fund of America, Class R-6	8,032,044	79,838
The Bond Fund of America, Class R-6	16,673,661	215,924
U.S. Government Securities Fund, Class R-6	4,766,912	65,593
		1,304,697

Total investment securities 100% (cost: $2,528,257,000)		2,718,119
Other assets less liabilities 0%		(803)

Net assets 100%		$2,717,316

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2017 (000)
Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	14,443,045	5,277,840	540,806	19,180,079	$(11)	$(394)	$1,565	$188,540

See Notes to Financial Statements

American Funds Target Date Retirement Series	23

Financial statements

Statements of assets and liabilities
at October 31, 2017

	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$510,104	$2,456,447	$5,346,933	$6,542,704
Affiliated issuers	—	—	—	—
Receivables for:
Sales of investments	—	1,116	—	—
Sales of fund’s shares	2,270	5,668	8,655	9,923
Dividends	35	173	376	458
Total assets	512,409	2,463,404	5,355,964	6,553,085

Liabilities:
Payables for:
Purchases of investments	1,619	173	1,614	2,242
Repurchases of fund’s shares	685	6,782	7,418	8,126
Services provided by related parties	163	896	1,762	2,242
Trustees’ deferred compensation	1	3	11	12
Total liabilities	2,468	7,854	10,805	12,622
Net assets at October 31, 2017	$509,941	$2,455,550	$5,345,159	$6,540,463

Net assets consist of:
Capital paid in on shares of beneficial interest	$454,680	$2,092,512	$4,408,545	$5,414,158
Undistributed net investment income	979	5,714	15,795	20,280
Undistributed net realized gain	4,638	36,139	83,386	100,592
Net unrealized appreciation	49,644	321,185	837,433	1,005,433
Net assets at October 31, 2017	$509,941	$2,455,550	$5,345,159	$6,540,463

Investment securities, at cost:
Unaffiliated issuers	$460,460	$2,135,262	$4,509,500	$5,537,271
Affiliated issuers	—	—	—	—

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$9,751,480	$10,082,101	$11,518,122	$8,668,858	$8,547,089	$3,762,192	$2,529,579
—	735,729	2,776,251	4,456,068	3,005,306	561,716	188,540
—	—	—	—	—	1,594	2,306
15,158	17,672	19,883	19,191	19,642	4,343	5,134
687	1,032	2,449	3,901	6,052	2,799	1,847
9,767,325	10,836,534	14,316,705	13,148,018	11,578,089	4,332,644	2,727,406

4,828	6,263	5,440	4,604	6,118	2,799	1,847
10,903	12,430	16,629	18,097	19,394	5,949	7,413
3,091	3,650	4,558	4,549	3,699	1,546	814
21	25	34	35	38	23	16
18,843	22,368	26,661	27,285	29,249	10,317	10,090
$9,748,482	$10,814,166	$14,290,044	$13,120,733	$11,548,840	$4,322,327	$2,717,316

$8,005,872	$8,956,631	$12,019,991	$11,330,240	$10,072,696	$3,799,447	$2,481,985
37,262	44,459	74,118	79,604	94,034	45,441	31,132
146,769	155,555	195,889	158,805	123,084	41,573	14,337
1,558,579	1,657,521	2,000,046	1,552,084	1,259,026	435,866	189,862
$9,748,482	$10,814,166	$14,290,044	$13,120,733	$11,548,840	$4,322,327	$2,717,316

$8,192,901	$8,415,390	$9,563,214	$7,158,235	$7,284,682	$3,334,793	$2,345,492
—	744,919	2,731,113	4,414,607	3,008,687	553,249	182,765

American Funds Target Date Retirement Series	25

Statements of assets and liabilities
at October 31, 2017

		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$78,368	$368,397	$772,544	$907,830
	Shares outstanding	6,421	19,743	51,442	59,175
	Net asset value per share	$12.20	$18.66	$15.02	$15.34
Class C:	Net assets	$13,043	$34,461	$54,164	$62,836
	Shares outstanding	1,082	1,881	3,682	4,179
	Net asset value per share	$12.05	$18.32	$14.71	$15.04
Class T:	Net assets	$11	$11	$11	$11
	Shares outstanding	1	1	1	1
	Net asset value per share	$12.22	$18.68	$15.04	$15.36
Class F-1:	Net assets	$1,256	$8,854	$14,162	$15,927
	Shares outstanding	103	477	948	1,043
	Net asset value per share	$12.21	$18.58	$14.94	$15.27
Class F-2:	Net assets	$1,724	$3,934	$12,030	$8,767
	Shares outstanding	141	211	801	570
	Net asset value per share	$12.25	$18.69	$15.03	$15.37
Class F-3:	Net assets	$6,095	$914	$147	$723
	Shares outstanding	499	49	10	47
	Net asset value per share	$12.23	$18.70	$15.05	$15.37
Class R-1:	Net assets	$571	$2,488	$9,855	$8,988
	Shares outstanding	47	136	672	599
	Net asset value per share	$12.10	$18.25	$14.67	$15.01
Class R-2:	Net assets	$57,662	$266,618	$459,927	$622,046
	Shares outstanding	4,783	14,605	31,336	41,617
	Net asset value per share	$12.06	$18.25	$14.68	$14.95
Class R-2E:	Net assets	$5,556	$22,085	$54,231	$103,543
	Shares outstanding	457	1,198	3,662	6,838
	Net asset value per share	$12.14	$18.44	$14.81	$15.14
Class R-3:	Net assets	$49,252	$304,090	$649,820	$793,600
	Shares outstanding	4,055	16,474	43,787	52,389
	Net asset value per share	$12.15	$18.46	$14.84	$15.15
Class R-4:	Net assets	$56,886	$352,886	$746,906	$930,003
	Shares outstanding	4,661	18,948	49,860	60,761
	Net asset value per share	$12.20	$18.62	$14.98	$15.31
Class R-5E:	Net assets	$6,606	$40,390	$79,954	$79,655
	Shares outstanding	541	2,168	5,333	5,202
	Net asset value per share	$12.22	$18.63	$14.99	$15.31
Class R-5:	Net assets	$46,738	$228,335	$487,126	$614,684
	Shares outstanding	3,811	12,140	32,164	39,703
	Net asset value per share	$12.26	$18.81	$15.14	$15.48
Class R-6:	Net assets	$186,173	$822,087	$2,004,282	$2,391,850
	Shares outstanding	15,168	43,650	132,691	154,985
	Net asset value per share	$12.27	$18.83	$15.10	$15.43

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,296,108	$1,503,923	$1,968,101	$2,126,677	$1,976,721	$1,020,972	$597,669
85,643	101,676	136,496	157,764	156,193	87,181	54,264
$15.13	$14.79	$14.42	$13.48	$12.66	$11.71	$11.01
$77,993	$96,614	$121,891	$138,157	$117,621	$45,120	$25,677
5,253	6,656	8,618	10,452	9,466	3,919	2,371
$14.85	$14.52	$14.14	$13.22	$12.43	$11.51	$10.83
$11	$11	$11	$11	$11	$11	$11
1	1	1	1	1	1	1
$15.15	$14.81	$14.43	$13.50	$12.67	$11.73	$11.03
$29,894	$43,885	$57,287	$41,893	$36,647	$13,739	$8,071
1,984	2,980	3,998	3,127	2,910	1,180	736
$15.07	$14.73	$14.33	$13.40	$12.59	$11.65	$10.97
$13,386	$20,231	$42,188	$52,975	$45,494	$18,639	$7,668
884	1,366	2,924	3,929	3,593	1,590	696
$15.15	$14.81	$14.43	$13.48	$12.66	$11.72	$11.02
$1,131	$1,846	$4,409	$10,368	$1,290	$96	$332
75	124	305	767	102	8	30
$15.17	$14.82	$14.45	$13.51	$12.69	$11.74	$11.04
$17,306	$15,878	$27,717	$23,797	$18,402	$11,382	$3,540
1,169	1,101	1,957	1,800	1,480	992	325
$14.80	$14.42	$14.16	$13.22	$12.43	$11.47	$10.90
$818,646	$1,008,944	$1,134,065	$1,115,976	$784,000	$311,185	$124,812
55,415	69,836	80,504	84,736	63,229	27,090	11,527
$14.77	$14.45	$14.09	$13.17	$12.40	$11.49	$10.83
$93,545	$141,059	$148,747	$202,755	$122,438	$62,440	$41,279
6,267	9,678	10,458	15,253	9,811	5,411	3,801
$14.93	$14.58	$14.22	$13.29	$12.48	$11.54	$10.86
$1,116,570	$1,302,751	$1,719,684	$1,623,101	$1,358,068	$545,982	$290,742
74,586	89,089	120,590	121,753	108,356	47,048	26,612
$14.97	$14.62	$14.26	$13.33	$12.53	$11.60	$10.93
$1,364,227	$1,509,421	$2,030,379	$1,847,034	$1,703,314	$534,026	$352,946
90,365	102,317	141,142	137,320	134,813	45,664	32,102
$15.10	$14.75	$14.39	$13.45	$12.63	$11.69	$10.99
$131,346	$144,180	$191,312	$169,247	$169,223	$52,213	$45,990
8,693	9,762	13,292	12,577	13,400	4,470	4,186
$15.11	$14.77	$14.39	$13.46	$12.63	$11.68	$10.99
$791,201	$917,727	$1,097,327	$1,054,333	$807,485	$258,574	$206,201
51,830	61,536	75,476	77,597	63,307	21,917	18,595
$15.27	$14.91	$14.54	$13.59	$12.76	$11.80	$11.09
$3,997,118	$4,107,696	$5,746,926	$4,714,409	$4,408,126	$1,447,948	$1,012,378
262,615	276,313	396,636	347,759	346,431	123,114	91,516
$15.22	$14.87	$14.49	$13.56	$12.72	$11.76	$11.06

American Funds Target Date Retirement Series	27

Statements of operations
for the year ended October 31, 2017

	2060 Fund		2055 Fund		2050 Fund		2045 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$4,185		$27,673		$62,940		$78,763
Affiliated issuers	—		—		—		—
	4,185		27,673		62,940		78,763
Fees and expenses*:
Distribution services	757		4,582		9,385		11,785
Transfer agent services	297		1,837		3,716		4,692
Reports to shareholders	7		43		98		120
Registration statement and prospectus	241		348		473		516
Trustees’ compensation	2		10		23		28
Auditing and legal	4		7		11		13
Custodian	12		12		12		12
Other	—		2		4		5
Total fees and expenses before reimbursements	1,320		6,841		13,722		17,171
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	—	†	—	†	—	†
Miscellaneous fee reimbursements	108		—		—		—
Total reimbursements of fees and expenses	108		—	†	—	†	—	†
Total fees and expenses after reimbursements	1,212		6,841		13,722		17,171
Net investment income	2,973		20,832		49,218		61,592

Net realized gain and unrealized appreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	155		223		(400)		(115)
Affiliated issuers	—		—		—		—
Capital gain distributions received	5,109		38,901		90,055		108,565
Net realized gain	5,264		39,124		89,655		108,450
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	48,174		287,938		650,367		790,781
Affiliated issuers	—		—		—		—
Net unrealized appreciation	48,174		287,938		650,367		790,781
Net realized gain and unrealized appreciation	53,438		327,062		740,022		899,231
Net increase in net assets resulting from operations	$56,411		$347,894		$789,240		$960,823

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

$124,352		$134,085		$165,798		$138,772		$165,968		$84,360		$55,638
—		8,590		35,147		57,704		34,811		6,453		1,565
124,352		142,675		200,945		196,476		200,779		90,813		57,203

16,662		19,776		25,260		25,276		21,866		9,529		5,000
6,610		7,839		9,853		9,808		8,335		3,581		1,947
184		207		278		262		243		99		61
616		666		791		745		643		359		286
43		48		65		61		56		23		14
17		19		24		23		21		11		8
12		12		12		12		12		12		12
8		9		11		11		10		4		3
24,152		28,576		36,294		36,198		31,186		13,618		7,331

—	†	—	†	—	†	—	†	—	†	—	†	—	†
—		—		—		—		—		—		—
—	†	—	†	—	†	—	†	—	†	—	†	—	†
24,152		28,576		36,294		36,198		31,186		13,618		7,331
100,200		114,099		164,651		160,278		169,593		77,195		49,872

126		672		2,079		2,617		5,353		8,347		1,432
—		—		—		81		1		(18)		(11)
158,199		170,744		217,204		184,290		141,926		45,248		23,616
158,325		171,416		219,283		186,988		147,280		53,577		25,037

1,183,593		1,270,406		1,389,843		1,022,751		792,102		245,428		139,219
—		(10,047)		43,910		33,988		(29,893)		(4,019)		(394)
1,183,593		1,260,359		1,433,753		1,056,739		762,209		241,409		138,825
1,341,918		1,431,775		1,653,036		1,243,727		909,489		294,986		163,862
$1,442,118		$1,545,874		$1,817,687		$1,404,005		$1,079,082		$372,181		$213,734

American Funds Target Date Retirement Series	29

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$2,973	$785	$20,832	$9,772	$49,218	$25,770
Net realized gain	5,264	1,669	39,124	28,929	89,655	76,351
Net unrealized appreciation (depreciation)	48,174	1,469	287,938	3,192	650,367	(1,198)
Net increase in net assets resulting from operations	56,411	3,923	347,894	41,893	789,240	100,923

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,647)	(363)	(10,381)	(4,463)	(27,504)	(11,155)
Distributions from net realized gain on investments	(2,021)	(16)	(30,812)	(24,493)	(79,968)	(79,341)
Total dividends and distributions paid to shareholders	(3,668)	(379)	(41,193)	(28,956)	(107,472)	(90,496)

Net capital share transactions	323,243	104,785	954,682	463,257	1,798,507	942,920

Total increase in net assets	375,986	108,329	1,261,383	476,194	2,480,275	953,347

Net assets:
Beginning of year	133,955	25,626	1,194,167	717,973	2,864,884	1,911,537
End of year	$509,941	$133,955	$2,455,550	$1,194,167	$5,345,159	$2,864,884
Undistributed net investment income	$979	$30	$5,714	$503	$15,795	$4,139

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$61,592	$31,943	$100,200	$54,708	$114,099	$62,444	$164,651	$93,496	$160,278	$97,092
108,450	92,185	158,325	144,808	171,416	154,442	219,283	199,914	186,988	154,181
790,781	992	1,183,593	(4,518)	1,260,359	195	1,433,753	(3,129)	1,056,739	23,189
960,823	125,120	1,442,118	194,998	1,545,874	217,081	1,817,687	290,281	1,404,005	274,462

(35,144)	(13,630)	(59,107)	(27,348)	(68,324)	(27,099)	(100,461)	(46,127)	(103,265)	(48,765)
(96,991)	(94,019)	(151,711)	(159,314)	(164,132)	(201,771)	(209,888)	(270,921)	(163,746)	(278,541)
(132,135)	(107,649)	(210,818)	(186,662)	(232,456)	(228,870)	(310,349)	(317,048)	(267,011)	(327,306)

2,172,107	1,204,191	2,940,341	1,792,196	3,224,132	2,074,011	4,225,613	2,626,874	3,792,425	2,400,763

3,000,795	1,221,662	4,171,641	1,800,532	4,537,550	2,062,222	5,732,951	2,600,107	4,929,419	2,347,919

3,539,668	2,318,006	5,576,841	3,776,309	6,276,616	4,214,394	8,557,093	5,956,986	8,191,314	5,843,395
$6,540,463	$3,539,668	$9,748,482	$5,576,841	$10,814,166	$6,276,616	$14,290,044	$8,557,093	$13,120,733	$8,191,314
$20,280	$5,995	$37,262	$13,335	$44,459	$16,406	$74,118	$31,077	$79,604	$40,078

American Funds Target Date Retirement Series	31

Statements of changes in net assets	(dollars in thousands)

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$169,593	$107,649	$77,195	$59,356	$49,872	$38,106
Net realized gain	147,280	130,469	53,577	45,190	25,037	16,101
Net unrealized appreciation (depreciation)	762,209	26,421	241,409	24,696	138,825	20,139
Net increase in net assets resulting from operations	1,079,082	264,539	372,181	129,242	213,734	74,346

Dividends and distributions paid to shareholders:
Dividends from net investment income	(109,807)	(67,371)	(56,781)	(31,966)	(37,173)	(24,021)
Distributions from net realized gain on investments	(134,363)	(171,432)	(46,033)	(118,889)	(19,336)	(53,066)
Total dividends and distributions paid to shareholders	(244,170)	(238,803)	(102,814)	(150,855)	(56,509)	(77,087)

Net capital share transactions	2,854,962	1,855,556	657,666	536,658	518,268	275,274

Total increase in net assets	3,689,874	1,881,292	927,033	515,045	675,493	272,533

Net assets:
Beginning of year	7,858,966	5,977,674	3,395,294	2,880,249	2,041,823	1,769,290
End of year	$11,548,840	$7,858,966	$4,322,327	$3,395,294	$2,717,316	$2,041,823
Undistributed net investment income	$94,034	$51,067	$45,441	$31,551	$31,132	$22,561

See Notes to Financial Statements

32	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge*)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	18 months for shares purchased on or after August 14, 2017.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds Target Date Retirement Series	33

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described on the following pages.

34	American Funds Target Date Retirement Series

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

American Funds Target Date Retirement Series	35

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

36	American Funds Target Date Retirement Series

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2060 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2013 and by state tax authorities for tax years before 2012. 2060 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the fund commenced investment operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

American Funds Target Date Retirement Series	37

As of October 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$979	$5,717	$15,805	$20,292	$37,282	$44,482
Undistributed long-term capital gain	5,048	38,406	88,854	107,076	155,884	167,779
Gross unrealized appreciation on investments	49,418	320,419	835,701	1,003,336	1,556,313	1,654,904
Gross unrealized depreciation on investments	(185)	(1,500)	(3,735)	(4,387)	(6,850)	(9,607)
Net unrealized appreciation on investments	49,233	318,919	831,966	998,949	1,549,463	1,645,297
Cost of investments	460,871	2,137,528	4,514,967	5,543,755	8,202,017	9,172,533
Reclassification to undistributed net investment income from undistributed net realized gain	61	500	1,170	1,453	2,246	3,137
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	438	5,740	11,228	13,616	19,412	20,859
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain	3	72	103	5	41	117

		2030	2025	2020	2015	2010
		Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income		$74,149	$79,635	$94,066	$45,460	$31,144
Undistributed long-term capital gain		212,549	177,525	137,661	47,823	21,785
Gross unrealized appreciation on investments		2,001,608	1,557,016	1,264,196	443,313	188,661
Gross unrealized depreciation on investments		(18,222)	(23,652)	(19,747)	(13,697)	(6,247)
Net unrealized appreciation on investments		1,983,386	1,533,364	1,244,449	429,616	182,414
Cost of investments		12,310,987	11,591,562	10,307,946	3,894,292	2,535,705
Reclassification to undistributed net investment income from undistributed net realized gain		6,678	8,492	8,525	3,551	2,010
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income		27,827	25,979	25,344	10,075	6,138
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain		34	470	827	2,237	919

38	American Funds Target Date Retirement Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

2060 Fund

	Year ended October 31, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$456		$532		$988		$212		$9		$221
Class B1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class C	38		73		111		6		—	[2]	6
Class T3	—		—		—
Class F-1	5		5		10		—	[2]	—	[2]	—	[2]
Class F-2	7		8		15		8		—	[2]	8
Class F-3[4]	—		—		—
Class R-1	1		2		3		—	[2]	—	[2]	—	[2]
Class R-2	160		318		478		30		2		32
Class R-2E	6		9		15		—	[2]	—	[2]	—	[2]
Class R-3	167		250		417		36		2		38
Class R-4	204		235		439		24		1		25
Class R-5E5	13		14		27		—	[2]	—	[2]	—	[2]
Class R-5	143		141		284		8		—	[2]	8
Class R-6	447		434		881		39		2		41
Total	$1,647		$2,021		$3,668		$363		$16		$379

2055 Fund

	Year ended October 31, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$2,309		$6,435		$8,744		$1,379		$6,460		$7,839
Class B1	—	[2]	—	[2]	—	[2]	—	[2]	1		1
Class C	56		533		589		30		401		431
Class T3	—		—		—
Class F-1	17		41		58		4		16		20
Class F-2	16		36		52		4		15		19
Class F-3[4]	—		—		—
Class R-1	—		46		46		—		54		54
Class R-2	352		4,315		4,667		105		4,266		4,371
Class R-2E	30		105		135		4		13		17
Class R-3	1,150		4,640		5,790		508		4,100		4,608
Class R-4	1,610		4,473		6,083		765		3,522		4,287
Class R-5E5	161		357		518		—	[2]	—	[2]	—	[2]
Class R-5	1,082		2,326		3,408		406		1,424		1,830
Class R-6	3,598		7,505		11,103		1,258		4,221		5,479
Total	$10,381		$30,812		$41,193		$4,463		$24,493		$28,956

See end of tables for footnotes.

American Funds Target Date Retirement Series	39

2050 Fund

	Year ended October 31, 2017				Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$5,476		$15,595	$21,071	$3,016		$19,360		$22,376
Class B1	—	[2]	1	1	—		2		2
Class C	136		923	1,059	45		708		753
Class T3	—		—	—
Class F-1	44		107	151	7		43		50
Class F-2	61		138	199	19		88		107
Class F-3[4]	—		—	—
Class R-1	13		223	236	—		298		298
Class R-2	842		9,117	9,959	—		11,420		11,420
Class R-2E	99		339	438	8		37		45
Class R-3	2,880		11,977	14,857	1,228		14,139		15,367
Class R-4	3,949		11,206	15,155	1,762		11,084		12,846
Class R-5E5	391	[2]	898	1,289	—	[2]	—	[2]	—	[2]
Class R-5	2,801		6,203	9,004	1,075		4,900		5,975
Class R-6	10,812		23,241	34,053	3,995		17,262		21,257
Total	$27,504		$79,968	$107,472	$11,155		$79,341		$90,496

2045 Fund

	Year ended October 31, 2017				Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$6,605		$17,732	$24,337	$3,564		$21,777		$25,341
Class B1	—		3	3	—		12		12
Class C	164		1,054	1,218	53		802		855
Class T3	—		—	—
Class F-1	38		89	127	3		20		23
Class F-2	35		75	110	7		31		38
Class F-3[4]	—		—	—
Class R-1	5		215	220	—		329		329
Class R-2	1,294		12,072	13,366	—		14,863		14,863
Class R-2E	155		510	665	7		34		41
Class R-3	3,773		14,324	18,097	1,424		15,972		17,396
Class R-4	5,158		13,827	18,985	2,188		13,197		15,385
Class R-5E5	419		924	1,343	—	[2]	—	[2]	—	[2]
Class R-5	3,438		7,277	10,715	1,337		5,895		7,232
Class R-6	14,060		28,889	42,949	5,047		21,087		26,134
Total	$35,144		$96,991	$132,135	$13,630		$94,019		$107,649

40	American Funds Target Date Retirement Series

2040 Fund

	Year ended October 31, 2017			Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$10,172	$26,246	$36,418	$6,513		$35,525		$42,038
Class B1	—	2	2	—		12		12
Class C	234	1,323	1,557	99		1,077		1,176
Class T3	—	—	—
Class F-1	90	201	291	10		53		63
Class F-2	69	142	211	23		93		116
Class F-3[4]	—	—	—
Class R-1	28	427	455	—		673		673
Class R-2	2,028	16,621	18,649	538		22,714		23,252
Class R-2E	263	814	1,077	21		91		112
Class R-3	5,778	20,699	26,477	2,959		25,850		28,809
Class R-4	8,563	21,837	30,400	4,266		22,739		27,005
Class R-5E5	621	1,320	1,941	—	[2]	—	[2]	—	[2]
Class R-5	5,093	10,368	15,461	2,418		9,829		12,247
Class R-6	26,168	51,711	77,879	10,501		40,658		51,159
Total	$59,107	$151,711	$210,818	$27,348		$159,314		$186,662

2035 Fund

	Year ended October 31, 2017			Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$12,116	$28,909	$41,025	$6,822		$45,558		$52,380
Class B1	—	2	2	—		14		14
Class C	302	1,644	1,946	113		1,795		1,908
Class T3	—	—	—
Class F-1	182	363	545	17		106		123
Class F-2	100	190	290	21		107		128
Class F-3[4]	—	—	—
Class R-1	36	415	451	—		718		718
Class R-2	2,761	19,756	22,517	214		31,712		31,926
Class R-2E	398	1,071	1,469	33		168		201
Class R-3	7,466	23,909	31,375	2,846		33,683		36,529
Class R-4	9,713	22,779	32,492	4,294		28,106		32,400
Class R-5E5	723	1,424	2,147	—	[2]	—	[2]	—	[2]
Class R-5	6,247	11,784	18,031	2,538		12,398		14,936
Class R-6	28,280	51,886	80,166	10,201		47,406		57,607
Total	$68,324	$164,132	$232,456	$27,099		$201,771		$228,870

See end of tables for footnotes.

American Funds Target Date Retirement Series	41

2030 Fund

	Year ended October 31, 2017			Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$17,261	$36,430	$53,691	$10,629		$58,293		$68,922
Class B1	—	7	7	—	[2]	17		17
Class C	467	1,988	2,455	199		2,083		2,282
Class T3	—	—	—
Class F-1	272	498	770	37		180		217
Class F-2	252	427	679	53		224		277
Class F-3[4]	—	—	—
Class R-1	86	654	740	—		1,132		1,132
Class R-2	3,874	21,770	25,644	1,048		36,423		37,471
Class R-2E	481	1,134	1,615	20		99		119
Class R-3	10,695	30,367	41,062	5,496		47,457		52,953
Class R-4	14,721	30,471	45,192	7,200		39,050		46,250
Class R-5E5	969	1,696	2,665	—	[2]	1		1
Class R-5	8,037	13,501	21,538	3,443		14,335		17,778
Class R-6	43,346	70,945	114,291	18,002		71,627		89,629
Total	$100,461	$209,888	$310,349	$46,127		$270,921		$317,048

2025 Fund

	Year ended October 31, 2017			Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$20,937	$33,266	$54,203	$12,718		$67,787		$80,505
Class B1	—	2	2	—		14		14
Class C	678	1,955	2,633	279		2,620		2,899
Class T3	—	—	—
Class F-1	276	385	661	44		219		263
Class F-2	375	487	862	114		472		586
Class F-3[4]	—	—	—
Class R-1	100	430	530	—		933		933
Class R-2	4,783	17,858	22,641	1,691		39,061		40,752
Class R-2E	648	1,091	1,739	12		56		68
Class R-3	11,820	24,136	35,956	5,705		46,660		52,365
Class R-4	14,931	23,092	38,023	7,133		37,417		44,550
Class R-5E5	1,217	1,615	2,832	—	[2]	—	[2]	—	[2]
Class R-5	8,744	11,163	19,907	3,809		15,557		19,366
Class R-6	38,756	48,266	87,022	17,260		67,745		85,005
Total	$103,265	$163,746	$267,011	$48,765		$278,541		$327,306

42	American Funds Target Date Retirement Series

2020 Fund

	Year ended October 31, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$22,514	$27,947		$50,461		$16,808		$41,988		$58,796
Class B1	—	2		2		1		13		14
Class C	697	1,482		2,179		391		1,519		1,910
Class T3	—	—		—
Class F-1	284	324		608		101		234		335
Class F-2	376	385		761		99		196		295
Class F-3[4]	—	—		—
Class R-1	107	330		437		65		536		601
Class R-2	4,399	12,069		16,468		3,321		20,023		23,344
Class R-2E	532	705		1,237		29		64		93
Class R-3	12,184	19,191		31,375		8,504		28,260		36,764
Class R-4	16,252	19,758		36,010		10,196		24,765		34,961
Class R-5E5	1,421	1,487		2,908		—	[2]	—	[2]	—	[2]
Class R-5	8,265	8,375		16,640		4,599		9,136		13,735
Class R-6	42,776	42,308		85,084		23,257		44,698		67,955
Total	$109,807	$134,363		$244,170		$67,371		$171,432		$238,803

2015 Fund

	Year ended October 31, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$15,963	$12,837		$28,800		$10,310		$36,887		$47,197
Class B1	—	—	[2]	—	[2]	—	[2]	3		3
Class C	418	537		955		210		1,214		1,424
Class T3	—	—		—
Class F-1	165	122		287		46		147		193
Class F-2	244	169		413		51		144		195
Class F-3[4]	—	—		—
Class R-1	106	163		269		30		494		524
Class R-2	2,782	4,217		6,999		1,499		13,763		15,262
Class R-2E	461	388		849		56		159		215
Class R-3	6,875	6,768		13,643		4,056		19,860		23,916
Class R-4	7,009	5,593		12,602		4,055		14,147		18,202
Class R-5E5	596	416		1,012		—	[2]	1		1
Class R-5	3,761	2,559		6,320		1,926		5,455		7,381
Class R-6	18,401	12,264		30,665		9,727		26,615		36,342
Total	$56,781	$46,033		$102,814		$31,966		$118,889		$150,855

See end of tables for footnotes.

American Funds Target Date Retirement Series	43

2010 Fund

	Year ended October 31, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$9,720	$5,193		$14,913		$7,559		$16,944		$24,503
Class B1	—	—	[2]	—	[2]	—		3		3
Class C	263	210		473		126		464		590
Class T3	—	—		—
Class F-1	89	44		133		16		34		50
Class F-2	105	48		153		34		63		97
Class F-3[4]	—	—		—
Class R-1	42	45		87		26		138		164
Class R-2	1,307	1,204		2,511		837		4,055		4,892
Class R-2E	256	147		403		46		85		131
Class R-3	3,948	2,475		6,423		2,345		6,767		9,112
Class R-4	5,302	2,788		8,090		3,327		7,197		10,524
Class R-5E5	648	301		949		—	[2]	—	[2]	—	[2]
Class R-5	2,583	1,165		3,748		1,220		2,243		3,463
Class R-6	12,910	5,716		18,626		8,485		15,073		23,558
Total	$37,173	$19,336		$56,509		$24,021		$53,066		$77,087

[1]	Class B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of 2060 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in 2060 Fund’s statement of operations are presented gross of any reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

44	American Funds Target Date Retirement Series

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2017, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2017, were as follows (dollars in thousands):

2060 Fund

Share class	Distribution services		Transfer agent services
Class A	$115		$54
Class B1	—	[2]	—	[2]
Class C	89		9
Class T3	—		—	[2]
Class F-1	2		1
Class F-2	Not applicable		1
Class F-3[4]	Not applicable		—	[2]
Class R-1	3		—	[2]
Class R-2	287		131
Class R-2E	15		5
Class R-3	161		47
Class R-4	85		31
Class R-5E	Not applicable		4
Class R-5	Not applicable		13
Class R-6	Not applicable		1

Total class-specific expenses	$757		$297

2055 Fund

Share class	Distribution services		Transfer agent services
Class A	$673		$310
Class B1	—	[2]	—	[2]
Class C	280		28
Class T3	—		—	[2]
Class F-1	12		5
Class F-2	Not applicable		2
Class F-3[4]	Not applicable		—	[2]
Class R-1	22		3
Class R-2	1,631		755
Class R-2E	75		23
Class R-3	1,228		356
Class R-4	661		241
Class R-5E	Not applicable		34
Class R-5	Not applicable		74
Class R-6	Not applicable		6
Total class-specific expenses	$4,582		$1,837

See end of tables for footnotes.

American Funds Target Date Retirement Series	45

2050 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,518		$667
Class B1	—	[2]	—	[2]
Class C	443		45
Class T3	—		—	[2]
Class F-1	22		10
Class F-2	Not applicable		8
Class F-3[4]	Not applicable		—	[2]
Class R-1	91		11
Class R-2	2,975		1,360
Class R-2E	189		59
Class R-3	2,717		781
Class R-4	1,430		523
Class R-5E	Not applicable		74
Class R-5	Not applicable		165
Class R-6	Not applicable		13
Total class-specific expenses	$9,385		$3,716

2045 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,742		$781
Class B1	—	[2]	—	[2]
Class C	509		52
Class T3	—		—	[2]
Class F-1	24		10
Class F-2	Not applicable		5
Class F-3[4]	Not applicable		—	[2]
Class R-1	83		10
Class R-2	4,030		1,842
Class R-2E	250		78
Class R-3	3,350		965
Class R-4	1,797		659
Class R-5E	Not applicable		74
Class R-5	Not applicable		200
Class R-6	Not applicable		16
Total class-specific expenses	$11,785		$4,692

2040 Fund

Share class	Distribution services		Transfer agent services
Class A	$2,586		$1,135
Class B1	—	[2]	—	[2]
Class C	627		64
Class T3	—		—	[2]
Class F-1	45		19
Class F-2	Not applicable		8
Class F-3[4]	Not applicable		—	[2]
Class R-1	169		21
Class R-2	5,407		2,467
Class R-2E	357		112
Class R-3	4,754		1,366
Class R-4	2,717		997
Class R-5E	Not applicable		122
Class R-5	Not applicable		273
Class R-6	Not applicable		26
Total class-specific expenses	$16,662		$6,610

2035 Fund

Share class	Distribution services		Transfer agent services
Class A	$2,956		$1,311
Class B1	—	[2]	—	[2]
Class C	797		81
Class T3	—		—	[2]
Class F-1	68		29
Class F-2	Not applicable		12
Class F-3[4]	Not applicable		—	[2]
Class R-1	166		20
Class R-2	6,674		3,042
Class R-2E	465		145
Class R-3	5,662		1,630
Class R-4	2,988		1,093
Class R-5E	Not applicable		132
Class R-5	Not applicable		316
Class R-6	Not applicable		28
Total class-specific expenses	$19,776		$7,839

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,028	$1,737
Class B1	1	—	[2]
Class C	1,020	105
Class T3	—	—	[2]
Class F-1	94	40
Class F-2	Not applicable	28
Class F-3[4]	Not applicable	—	[2]
Class R-1	281	35
Class R-2	7,663	3,482
Class R-2E	544	169
Class R-3	7,531	2,163
Class R-4	4,098	1,495
Class R-5E	Not applicable	174
Class R-5	Not applicable	387
Class R-6	Not applicable	38
Total class-specific expenses	$25,260	$9,853

2025 Fund

Share class	Distribution services		Transfer agent services
Class A	$4,520		$1,912
Class B1	—	[2]	—	[2]
Class C	1,188		122
Class T3	—		—	[2]
Class F-1	78		34
Class F-2	Not applicable		37
Class F-3[4]	Not applicable		—	[2]
Class R-1	223		28
Class R-2	7,623		3,450
Class R-2E	624		196
Class R-3	7,245		2,082
Class R-4	3,775		1,376
Class R-5E	Not applicable		162
Class R-5	Not applicable		377
Class R-6	Not applicable		32
Total class-specific expenses	$25,276		$9,808

46	American Funds Target Date Retirement Series

2020 Fund

Share class	Distribution services		Transfer agent services
Class A	$4,515		$1,825
Class B1	—	[2]	—	[2]
Class C	1,036		107
Class T3	—		—	[2]
Class F-1	71		32
Class F-2	Not applicable		33
Class F-3[4]	Not applicable		—	[2]
Class R-1	190		23
Class R-2	5,669		2,545
Class R-2E	457		143
Class R-3	6,328		1,815
Class R-4	3,600		1,310
Class R-5E	Not applicable		166
Class R-5	Not applicable		307
Class R-6	Not applicable		29
Total class-specific expenses	$21,866		$8,335

2015 Fund

Share class	Distribution services		Transfer agent services
Class A	$2,500		$1,000
Class B1	—	[2]	—	[2]
Class C	431		45
Class T3	—		—	[2]
Class F-1	30		14
Class F-2	Not applicable		16
Class F-3[4]	Not applicable		—	[2]
Class R-1	117		15
Class R-2	2,335		1,044
Class R-2E	260		83
Class R-3	2,655		759
Class R-4	1,201		437
Class R-5E	Not applicable		54
Class R-5	Not applicable		104
Class R-6	Not applicable		10
Total class-specific expenses	$9,529		$3,581

2010 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,345		$587
Class B1	—	[2]	—	[2]
Class C	239		25
Class T3	—		—	[2]
Class F-1	16		7
Class F-2	Not applicable		6
Class F-3[4]	Not applicable		—	[2]
Class R-1	45		5
Class R-2	961		430
Class R-2E	154		49
Class R-3	1,414		404
Class R-4	826		299
Class R-5E	Not applicable		51
Class R-5	Not applicable		78
Class R-6	Not applicable		6
Total class-specific expenses	$5,000		$1,947

[1]	Class B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Target Date Retirement Series	47

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
2060 Fund	$ 2	$—	*	$ 2
2055 Fund	9	1		10
2050 Fund	21	2		23
2045 Fund	26	2		28
2040 Fund	40	3		43
2035 Fund	45	3		48
2030 Fund	61	4		65
2025 Fund	57	4		61
2020 Fund	53	3		56
2015 Fund	22	1		23
2010 Fund	13	1		14

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2017, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$338,712	$10,864
2055 Fund	985,098	11,557
2050 Fund	1,847,484	16,712
2045 Fund	2,222,243	11,577
2040 Fund	3,012,126	23,560
2035 Fund	3,287,961	9,867
2030 Fund	4,308,986	10,699
2025 Fund	3,894,357	22,680
2020 Fund	2,988,505	64,956
2015 Fund	846,856	169,302
2010 Fund	653,186	117,833

48	American Funds Target Date Retirement Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$48,789	4,401	$989		96		$(19,546)	(1,780)	$30,232	2,717
Class B2	—	—	—	[3]	—	[3]	(18)	(2)	(18)	(2)
Class C	8,203	747	111		11		(1,479)	(134)	6,835	624
Class T4	10	1	—		—		—	—	10	1
Class F-1	1,138	102	9		1		(281)	(24)	866	79
Class F-2	1,189	106	15		2		(243)	(22)	961	86
Class F-3[5]	5,526	504	—		—		(63)	(5)	5,463	499
Class R-1	418	38	3		—	[3]	(73)	(7)	348	31
Class R-2	43,475	3,930	478		46		(13,902)	(1,256)	30,051	2,720
Class R-2E	4,916	435	15		1		(379)	(33)	4,552	403
Class R-3	38,565	3,456	417		41		(14,843)	(1,339)	24,139	2,158
Class R-4	45,946	4,090	439		43		(11,353)	(1,004)	35,032	3,129
Class R-5E	6,127	535	27		3		(1,126)	(96)	5,028	442
Class R-5	48,739	4,363	283		27		(15,004)	(1,340)	34,018	3,050
Class R-6	164,342	14,401	881		85		(19,497)	(1,711)	145,726	12,775
Total net increase (decrease)	$417,383	37,109	$3,667		356		$(97,807)	(8,753)	$323,243	28,712

Year ended October 31, 2016

Class A	$45,189	4,591	$220		22		$(16,392)	(1,748)	$29,017	2,865
Class B	6	1	—	[3]	—	[3]	(2)	— [3]	4	1
Class C	4,757	485	7		—	[3]	(1,118)	(114)	3,646	371
Class F-1	437	43	—	[3]	—	[3]	(203)	(20)	234	23
Class F-2	1,244	124	8		1		(818)	(87)	434	38
Class R-1	162	16	—	[3]	—	[3]	(27)	(3)	135	13
Class R-2	21,258	2,164	32		3		(4,742)	(478)	16,548	1,689
Class R-2E	838	84	—	[3]	—	[3]	(309)	(31)	529	53
Class R-3	19,380	1,952	38		4		(4,976)	(500)	14,442	1,456
Class R-4	16,675	1,675	25		3		(3,988)	(396)	12,712	1,282
Class R-5E6	1,046	104	—		—		(47)	(5)	999	99
Class R-5	8,772	864	8		1		(1,880)	(190)	6,900	675
Class R-6	23,420	2,337	40		4		(4,275)	(420)	19,185	1,921
Total net increase (decrease)	$143,184	14,440	$378		38		$(38,777)	(3,992)	$104,785	10,486

See end of tables for footnotes.

American Funds Target Date Retirement Series	49

2055 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$115,255	6,792		$8,741		554		$(76,497)	(4,525)	$47,499	2,821
Class B2	4	—	[3]	—	[3]	—	[3]	(20)	(1)	(16)	(1)
Class C	13,286	795		589		38		(5,360)	(320)	8,515	513
Class T4	10	1		—		—		—	—	10	1
Class F-1	8,012	472		58		4		(1,278)	(74)	6,792	402
Class F-2	2,693	154		52		4		(657)	(38)	2,088	120
Class F-3[5]	890	49		—		—		—	—	890	49
Class R-1	1,307	78		45		3		(1,354)	(82)	(2)	(1)
Class R-2	123,866	7,387		4,666		300		(73,341)	(4,384)	55,191	3,303
Class R-2E	19,419	1,153		135		9		(3,428)	(201)	16,126	961
Class R-3	150,736	8,927		5,766		368		(81,257)	(4,784)	75,245	4,511
Class R-4	202,801	11,857		6,083		386		(83,786)	(4,856)	125,098	7,387
Class R-5E	28,040	1,649		517		33		(2,247)	(131)	26,310	1,551
Class R-5	135,508	7,904		3,407		215		(24,799)	(1,427)	114,116	6,692
Class R-6	587,658	34,026		11,103		700		(121,941)	(7,022)	476,820	27,704
Total net increase (decrease)	$1,389,485	81,244		$41,162		2,614		$(475,965)	(27,845)	$954,682	56,013

Year ended October 31, 2016

Class A	$103,087	6,730		$7,830		518		$(41,060)	(2,667)	$69,857	4,581
Class B	5	—	[3]	1		—	[3]	(34)	(2)	(28)	(2)
Class C	11,843	788		431		29		(2,484)	(164)	9,790	653
Class F-1	1,051	68		19		1		(287)	(19)	783	50
Class F-2	1,073	71		19		1		(191)	(13)	901	59
Class R-1	1,250	83		54		4		(1,124)	(73)	180	14
Class R-2	90,707	6,044		4,369		293		(46,675)	(3,095)	48,401	3,242
Class R-2E	3,867	256		16		1		(365)	(24)	3,518	233
Class R-3	103,536	6,829		4,582		305		(43,296)	(2,858)	64,822	4,276
Class R-4	107,136	7,001		4,287		284		(31,329)	(2,051)	80,094	5,234
Class R-5E6	9,939	647		—		—		(467)	(30)	9,472	617
Class R-5	55,311	3,552		1,830		120		(17,277)	(1,104)	39,864	2,568
Class R-6	197,672	12,769		5,479		360		(67,548)	(4,398)	135,603	8,731
Total net increase (decrease)	$686,477	44,838		$28,917		1,916		$(252,137)	(16,498)	$463,257	30,256

50	American Funds Target Date Retirement Series

2050 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$187,434	13,715		$21,030		1,657		$(135,300)	(9,959)	$73,164	5,413
Class B2	2	—	[3]	—	[3]	—	[3]	(27)	(2)	(25)	(2)
Class C	22,290	1,667		1,060		85		(8,868)	(655)	14,482	1,097
Class T4	10	1		—		—		—	—	10	1
Class F-1	12,649	933		151		12		(2,684)	(192)	10,116	753
Class F-2	8,589	618		199		16		(2,640)	(191)	6,148	443
Class F-3[5]	214	15		—		—		(78)	(5)	136	10
Class R-1	3,954	294		236		19		(4,016)	(298)	174	15
Class R-2	175,205	13,038		9,956		797		(128,165)	(9,528)	56,996	4,307
Class R-2E	44,138	3,265		438		35		(6,886)	(507)	37,690	2,793
Class R-3	264,006	19,461		14,856		1,182		(159,194)	(11,727)	119,668	8,916
Class R-4	384,790	27,899		15,153		1,197		(165,816)	(11,935)	234,127	17,161
Class R-5E	48,204	3,548		1,289		102		(4,970)	(358)	44,523	3,292
Class R-5	254,260	18,452		9,002		705		(52,217)	(3,736)	211,045	15,421
Class R-6	1,144,503	82,780		34,054		2,675		(188,304)	(13,525)	990,253	71,930
Total net increase (decrease)	$2,550,248	185,686		$107,424		8,482		$(859,165)	(62,618)	$1,798,507	131,550

Year ended October 31, 2016

Class A	$160,595	12,964		$22,305		1,827		$(75,050)	(6,051)	$107,850	8,740
Class B	21	2		1		—	[3]	(52)	(4)	(30)	(2)
Class C	19,333	1,582		754		62		(2,588)	(212)	17,499	1,432
Class F-1	1,595	127		50		4		(241)	(20)	1,404	111
Class F-2	3,806	301		107		9		(799)	(65)	3,114	245
Class R-1	5,558	454		298		25		(4,170)	(340)	1,686	139
Class R-2	140,957	11,616		11,415		949		(91,656)	(7,525)	60,716	5,040
Class R-2E	11,322	931		44		4		(974)	(78)	10,392	857
Class R-3	195,801	16,039		15,363		1,268		(110,972)	(9,036)	100,192	8,271
Class R-4	211,486	17,113		12,845		1,054		(74,549)	(6,009)	149,782	12,158
Class R-5E6	26,494	2,138		—		—		(1,218)	(97)	25,276	2,041
Class R-5	121,631	9,596		5,974		486		(42,013)	(3,315)	85,592	6,767
Class R-6	478,624	38,387		21,258		1,737		(120,435)	(9,700)	379,447	30,424
Total net increase (decrease)	$1,377,223	111,250		$90,414		7,425		$(524,717)	(42,452)	$942,920	76,223

See end of tables for footnotes.

American Funds Target Date Retirement Series	51

2045 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$216,122	15,461		$24,299	1,872		$(149,675)	(10,764)	$90,746	6,569
Class B2	1	—	[3]	3	—	[3]	(150)	(11)	(146)	(11)
Class C	24,564	1,790		1,218	95		(9,744)	(707)	16,038	1,178
Class T4	10	1		—	—		—	—	10	1
Class F-1	14,301	1,033		127	10		(2,206)	(154)	12,222	889
Class F-2	6,981	487		109	8		(1,749)	(125)	5,341	370
Class F-3[5]	748	51		—	—		(56)	(4)	692	47
Class R-1	3,695	269		217	17		(5,059)	(374)	(1,147)	(88)
Class R-2	227,767	16,656		13,369	1,050		(161,461)	(11,786)	79,675	5,920
Class R-2E	88,846	6,189		665	52		(11,987)	(848)	77,524	5,393
Class R-3	328,194	23,756		18,094	1,408		(197,115)	(14,186)	149,173	10,978
Class R-4	468,780	33,285		18,985	1,466		(199,330)	(14,006)	288,435	20,745
Class R-5E	45,250	3,240		1,343	104		(6,620)	(465)	39,973	2,879
Class R-5	335,203	23,683		10,708	819		(59,465)	(4,182)	286,446	20,320
Class R-6	1,310,530	92,791		42,948	3,299		(226,353)	(15,895)	1,127,125	80,195
Total net increase (decrease)	$3,070,992	218,692		$132,085	10,200		$(1,030,970)	(73,507)	$2,172,107	155,385

Year ended October 31, 2016

Class A	$191,518	15,141		$25,292	2,025		$(79,134)	(6,247)	$137,676	10,919
Class B	27	2		11	1		(203)	(16)	(165)	(13)
Class C	23,318	1,870		852	69		(3,482)	(278)	20,688	1,661
Class F-1	1,657	131		23	2		(221)	(17)	1,459	116
Class F-2	2,302	181		38	3		(436)	(34)	1,904	150
Class R-1	4,258	342		329	27		(4,338)	(346)	249	23
Class R-2	185,495	15,013		14,846	1,209		(113,236)	(9,131)	87,105	7,091
Class R-2E	19,633	1,572		41	3		(1,815)	(142)	17,859	1,433
Class R-3	251,749	20,134		17,388	1,405		(126,870)	(10,103)	142,267	11,436
Class R-4	260,634	20,627		15,378	1,233		(79,045)	(6,251)	196,967	15,609
Class R-5E6	30,682	2,424		—	—		(1,302)	(101)	29,380	2,323
Class R-5	136,869	10,585		7,230	575		(54,181)	(4,162)	89,918	6,998
Class R-6	612,377	48,044		26,134	2,086		(159,627)	(12,595)	478,884	37,535
Total net increase (decrease)	$1,720,519	136,066		$107,562	8,638		$(623,890)	(49,423)	$1,204,191	95,281

52	American Funds Target Date Retirement Series

2040 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$272,191	19,713	$36,364	2,835		$(206,641)	(15,025)	$101,914	7,523
Class B2	5	1	2	—	[3]	(130)	(10)	(123)	(9)
Class C	30,001	2,204	1,556	123		(11,299)	(830)	20,258	1,497
Class T4	10	1	—	—		—	—	10	1
Class F-1	24,589	1,797	291	22		(2,230)	(160)	22,650	1,659
Class F-2	10,416	744	211	17		(3,775)	(275)	6,852	486
Class F-3[5]	1,095	78	—	—		(50)	(3)	1,045	75
Class R-1	4,623	342	452	36		(6,834)	(506)	(1,759)	(128)
Class R-2	271,743	20,081	18,644	1,479		(209,441)	(15,441)	80,946	6,119
Class R-2E	70,637	5,170	1,078	85		(15,306)	(1,108)	56,409	4,147
Class R-3	428,462	31,260	26,463	2,079		(262,315)	(19,019)	192,610	14,320
Class R-4	634,749	45,560	30,397	2,374		(301,191)	(21,406)	363,955	26,528
Class R-5E	73,972	5,398	1,941	152		(8,157)	(581)	67,756	4,969
Class R-5	392,107	28,186	15,459	1,197		(82,785)	(5,891)	324,781	23,492
Class R-6	2,016,787	144,443	77,879	6,051		(391,629)	(27,912)	1,703,037	122,582
Total net increase (decrease)	$4,231,387	304,978	$210,737	16,450		$(1,501,783)	(108,167)	$2,940,341	213,261

Year ended October 31, 2016

Class A	$233,276	18,589	$41,960	3,389		$(117,415)	(9,337)	$157,821	12,641
Class B	108	8	12	1		(249)	(20)	(129)	(11)
Class C	28,128	2,270	1,175	96		(4,372)	(351)	24,931	2,015
Class F-1	3,242	256	64	6		(438)	(34)	2,868	228
Class F-2	4,629	364	116	9		(1,328)	(106)	3,417	267
Class R-1	5,387	441	673	55		(6,125)	(493)	(65)	3
Class R-2	222,886	18,149	23,233	1,907		(153,170)	(12,460)	92,949	7,596
Class R-2E	30,008	2,429	112	9		(4,272)	(342)	25,848	2,096
Class R-3	318,677	25,586	28,800	2,344		(178,392)	(14,309)	169,085	13,621
Class R-4	392,066	31,254	26,994	2,184		(126,637)	(10,136)	292,423	23,302
Class R-5E6	49,078	3,911	—	—		(2,389)	(187)	46,689	3,724
Class R-5	179,339	13,961	12,244	983		(86,204)	(6,654)	105,379	8,290
Class R-6	1,071,796	84,939	51,159	4,123		(251,975)	(19,978)	870,980	69,084
Total net increase (decrease)	$2,538,620	202,157	$186,542	15,106		$(932,966)	(74,407)	$1,792,196	142,856

See end of tables for footnotes.

American Funds Target Date Retirement Series	53

2035 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$340,059	25,115	$40,745	3,229		$(244,766)	(18,167)	$136,038	10,177
Class B2	13	1	2	—	[3]	(105)	(8)	(90)	(7)
Class C	35,999	2,699	1,946	156		(15,346)	(1,147)	22,599	1,708
Class T4	10	1	—	—		—	—	10	1
Class F-1	38,150	2,843	545	43		(4,906)	(356)	33,789	2,530
Class F-2	15,932	1,159	290	23		(5,196)	(381)	11,026	801
Class F-3[5]	1,721	125	—	—		(17)	(1)	1,704	124
Class R-1	6,492	494	447	36		(11,128)	(846)	(4,189)	(316)
Class R-2	322,076	24,235	22,508	1,814		(251,418)	(18,924)	93,166	7,125
Class R-2E	111,914	8,214	1,469	118		(23,758)	(1,753)	89,625	6,579
Class R-3	485,627	36,281	31,374	2,508		(311,250)	(23,058)	205,751	15,731
Class R-4	712,366	52,311	32,492	2,581		(306,782)	(22,274)	438,076	32,618
Class R-5E	79,385	5,868	2,147	171		(8,082)	(587)	73,450	5,452
Class R-5	457,666	33,474	18,026	1,419		(97,076)	(6,994)	378,616	27,899
Class R-6	2,070,748	151,474	80,163	6,337		(406,350)	(29,646)	1,744,561	128,165
Total net increase (decrease)	$4,678,158	344,294	$232,154	18,435		$(1,686,180)	(124,142)	$3,224,132	238,587

Year ended October 31, 2016

Class A	$285,680	23,040	$52,275	4,292		$(133,609)	(10,772)	$204,346	16,560
Class B	99	9	14	1		(350)	(29)	(237)	(19)
Class C	33,249	2,726	1,907	158		(6,685)	(543)	28,471	2,341
Class F-1	3,862	309	123	10		(526)	(42)	3,459	277
Class F-2	5,755	454	128	11		(1,015)	(82)	4,868	383
Class R-1	7,033	589	718	60		(6,434)	(527)	1,317	122
Class R-2	270,411	22,332	31,914	2,661		(181,433)	(14,922)	120,892	10,071
Class R-2E	41,721	3,379	201	17		(4,051)	(321)	37,871	3,075
Class R-3	404,134	32,983	36,524	3,021		(213,868)	(17,388)	226,790	18,616
Class R-4	415,450	33,629	32,398	2,665		(136,283)	(11,051)	311,565	25,243
Class R-5E6	55,442	4,482	—	—		(2,179)	(172)	53,263	4,310
Class R-5	225,312	17,771	14,936	1,219		(99,190)	(7,765)	141,058	11,225
Class R-6	1,180,436	94,984	57,607	4,718		(297,695)	(24,073)	940,348	75,629
Total net increase (decrease)	$2,928,584	236,687	$228,745	18,833		$(1,083,318)	(87,687)	$2,074,011	167,833

54	American Funds Target Date Retirement Series

2030 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$465,876	34,859	$53,602	4,274	$(328,490)	(24,630)	$190,988	14,503
Class B2	11	1	7	1	(470)	(37)	(452)	(35)
Class C	46,445	3,537	2,451	197	(19,797)	(1,501)	29,099	2,233
Class T4	10	1	—	—	—	—	10	1
Class F-1	46,307	3,496	770	62	(7,364)	(546)	39,713	3,012
Class F-2	31,268	2,332	676	54	(9,086)	(670)	22,858	1,716
Class F-3[5]	4,289	309	—	—	(60)	(4)	4,229	305
Class R-1	6,898	527	735	59	(12,134)	(924)	(4,501)	(338)
Class R-2	372,069	28,422	25,641	2,080	(307,453)	(23,486)	90,257	7,016
Class R-2E	124,059	9,330	1,615	130	(31,007)	(2,323)	94,667	7,137
Class R-3	633,079	47,817	41,039	3,299	(417,052)	(31,347)	257,066	19,769
Class R-4	920,179	68,557	45,192	3,613	(411,963)	(30,494)	553,408	41,676
Class R-5E	112,356	8,455	2,665	213	(11,100)	(830)	103,921	7,838
Class R-5	562,555	41,868	21,537	1,707	(125,455)	(9,225)	458,637	34,350
Class R-6	2,872,781	213,209	114,286	9,092	(601,354)	(44,442)	2,385,713	177,859
Total net increase (decrease)	$6,198,182	462,720	$310,216	24,781	$(2,282,785)	(170,459)	$4,225,613	317,042

Year ended October 31, 2016

Class A	$373,195	30,224	$68,776	5,666	$(177,439)	(14,367)	$264,532	21,523
Class B	439	37	18	1	(416)	(34)	41	4
Class C	45,401	3,724	2,281	190	(8,701)	(706)	38,981	3,208
Class F-1	12,107	974	217	18	(2,554)	(209)	9,770	783
Class F-2	14,360	1,150	277	23	(3,112)	(250)	11,525	923
Class R-1	8,082	670	1,132	94	(7,272)	(594)	1,942	170
Class R-2	291,450	24,064	37,455	3,134	(214,207)	(17,665)	114,698	9,533
Class R-2E	46,068	3,780	119	10	(6,881)	(560)	39,306	3,230
Class R-3	474,501	38,773	52,918	4,395	(286,999)	(23,409)	240,420	19,759
Class R-4	554,777	44,945	46,249	3,819	(189,770)	(15,336)	411,256	33,428
Class R-5E6	70,062	5,678	—	—	(2,822)	(224)	67,240	5,454
Class R-5	279,645	22,115	17,778	1,457	(127,588)	(10,014)	169,835	13,558
Class R-6	1,651,715	132,984	89,629	7,371	(484,016)	(39,303)	1,257,328	101,052
Total net increase (decrease)	$3,821,802	309,118	$316,849	26,178	$(1,511,777)	(122,671)	$2,626,874	212,625

See end of tables for footnotes.

American Funds Target Date Retirement Series	55

2025 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$510,370	40,351	$54,082	4,511		$(369,372)	(29,270)	$195,080	15,592
Class B2	26	2	2	—	[3]	(208)	(17)	(180)	(15)
Class C	49,068	3,947	2,631	222		(22,713)	(1,820)	28,986	2,349
Class T4	10	1	—	—		—	—	10	1
Class F-1	32,879	2,642	661	56		(6,934)	(548)	26,606	2,150
Class F-2	41,608	3,271	858	72		(17,647)	(1,389)	24,819	1,954
Class F-3[5]	10,204	807	—	—		(523)	(40)	9,681	767
Class R-1	6,476	521	526	44		(7,501)	(608)	(499)	(43)
Class R-2	357,826	28,877	22,629	1,919		(282,126)	(22,749)	98,329	8,047
Class R-2E	167,484	13,179	1,740	147		(27,632)	(2,187)	141,592	11,139
Class R-3	622,984	49,737	35,936	3,022		(424,350)	(33,706)	234,570	19,053
Class R-4	915,034	72,122	38,022	3,176		(434,020)	(34,007)	519,036	41,291
Class R-5E	83,585	6,575	2,832	237		(13,846)	(1,086)	72,571	5,726
Class R-5	548,603	43,063	19,903	1,650		(145,636)	(11,359)	422,870	33,354
Class R-6	2,535,046	198,637	87,019	7,234		(603,111)	(47,137)	2,018,954	158,734
Total net increase (decrease)	$5,881,203	463,732	$266,841	22,290		$(2,355,619)	(185,923)	$3,792,425	300,099

Year ended October 31, 2016

Class A	$436,892	36,756	$80,339	6,926		$(211,232)	(17,791)	$305,999	25,891
Class B	201	18	14	1		(385)	(32)	(170)	(13)
Class C	54,886	4,673	2,896	252		(10,452)	(885)	47,330	4,040
Class F-1	9,686	816	263	23		(1,901)	(159)	8,048	680
Class F-2	16,566	1,374	586	51		(2,376)	(200)	14,776	1,225
Class R-1	7,342	631	933	81		(7,914)	(669)	361	43
Class R-2	280,574	24,089	40,739	3,567		(220,622)	(18,946)	100,691	8,710
Class R-2E	58,198	4,924	67	6		(10,056)	(842)	48,209	4,088
Class R-3	505,192	42,914	52,344	4,548		(289,661)	(24,538)	267,875	22,924
Class R-4	544,636	45,903	44,546	3,847		(193,817)	(16,306)	395,365	33,444
Class R-5E6	84,625	7,130	—	—		(3,373)	(279)	81,252	6,851
Class R-5	304,940	25,070	19,356	1,660		(132,599)	(10,878)	191,697	15,852
Class R-6	1,372,355	114,840	84,992	7,308		(518,017)	(44,066)	939,330	78,082
Total net increase (decrease)	$3,676,093	309,138	$327,075	28,270		$(1,602,405)	(135,591)	$2,400,763	201,817

56	American Funds Target Date Retirement Series

2020 Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$466,233	38,761		$50,297	4,385		$(396,393)	(33,067)	$120,137	10,079
Class B2	4	—	[3]	2	—	[3]	(230)	(19)	(224)	(19)
Class C	44,622	3,789		2,178	192		(21,410)	(1,805)	25,390	2,176
Class T4	10	1		—	—		—	—	10	1
Class F-1	30,322	2,564		608	53		(9,734)	(817)	21,196	1,800
Class F-2	30,135	2,490		754	66		(10,410)	(861)	20,479	1,695
Class F-3[5]	1,374	112		—	—		(122)	(10)	1,252	102
Class R-1	4,723	399		433	38		(8,374)	(710)	(3,218)	(273)
Class R-2	236,566	20,073		16,466	1,457		(264,717)	(22,459)	(11,685)	(929)
Class R-2E	107,248	8,992		1,237	109		(36,055)	(3,032)	72,430	6,069
Class R-3	516,837	43,463		31,342	2,754		(443,609)	(37,207)	104,570	9,010
Class R-4	855,643	71,164		36,012	3,145		(484,545)	(40,182)	407,110	34,127
Class R-5E	89,409	7,449		2,908	255		(18,850)	(1,562)	73,467	6,142
Class R-5	416,209	34,466		16,640	1,443		(157,282)	(12,930)	275,567	22,979
Class R-6	2,344,682	193,920		85,060	7,397		(681,261)	(56,191)	1,748,481	145,126
Total net increase (decrease)	$5,144,017	427,643		$243,937	21,294		$(2,532,992)	(210,852)	$2,854,962	238,085

Year ended October 31, 2016

Class A	$399,366	35,010		$58,573	5,277		$(243,560)	(21,373)	$214,379	18,914
Class B	229	21		14	1		(510)	(45)	(267)	(23)
Class C	44,557	3,957		1,910	174		(11,526)	(1,020)	34,941	3,111
Class F-1	10,924	961		335	30		(5,168)	(448)	6,091	543
Class F-2	18,302	1,588		294	27		(1,749)	(155)	16,847	1,460
Class R-1	6,682	599		601	55		(6,999)	(619)	284	35
Class R-2	226,878	20,306		23,337	2,131		(215,222)	(19,246)	34,993	3,191
Class R-2E	52,926	4,654		93	8		(11,343)	(990)	41,676	3,672
Class R-3	443,867	39,333		36,733	3,330		(317,370)	(28,103)	163,230	14,560
Class R-4	515,774	45,389		34,958	3,153		(249,857)	(22,038)	300,875	26,504
Class R-5E6	87,690	7,703		—	—		(5,124)	(445)	82,566	7,258
Class R-5	263,059	22,667		13,732	1,230		(147,281)	(12,755)	129,510	11,142
Class R-6	1,356,035	118,119		67,926	6,103		(593,530)	(52,631)	830,431	71,591
Total net increase (decrease)	$3,426,289	300,307		$238,506	21,519		$(1,809,239)	(159,868)	$1,855,556	161,958

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

2015 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$180,425	16,087		$28,625		2,662		$(232,505)	(20,811)	$(23,455)	(2,062)
Class B2	3	—	[3]	—	[3]	—	[3]	(35)	(3)	(32)	(3)
Class C	12,308	1,116		954		90		(10,589)	(954)	2,673	252
Class T4	10	1		—		—		—	—	10	1
Class F-1	10,402	944		287		27		(4,280)	(381)	6,409	590
Class F-2	10,683	953		411		38		(5,981)	(530)	5,113	461
Class F-3[5]	91	8		—		—		— [3]	— [3]	91	8
Class R-1	2,022	182		268		25		(4,526)	(412)	(2,236)	(205)
Class R-2	87,635	7,976		6,993		660		(126,357)	(11,506)	(31,729)	(2,870)
Class R-2E	67,826	6,136		849		80		(35,383)	(3,204)	33,292	3,012
Class R-3	201,884	18,224		13,644		1,277		(218,833)	(19,714)	(3,305)	(213)
Class R-4	278,085	24,782		12,602		1,173		(215,488)	(19,164)	75,199	6,791
Class R-5E	27,243	2,440		1,012		95		(8,278)	(740)	19,977	1,795
Class R-5	132,695	11,790		6,320		585		(77,168)	(6,838)	61,847	5,537
Class R-6	833,884	73,988		30,665		2,847		(350,737)	(31,052)	513,812	45,783
Total net increase (decrease)	$1,845,196	164,627		$102,630		9,559		$(1,290,160)	(115,309)	$657,666	58,877

Year ended October 31, 2016

Class A	$209,430	19,525		$46,947		4,532		$(183,456)	(17,143)	$72,921	6,914
Class B	75	8		3		—	[3]	(139)	(13)	(61)	(5)
Class C	18,324	1,726		1,420		138		(7,973)	(756)	11,771	1,108
Class F-1	4,805	449		194		18		(1,205)	(113)	3,794	354
Class F-2	12,838	1,208		195		19		(3,681)	(339)	9,352	888
Class R-1	4,749	453		524		51		(4,872)	(468)	401	36
Class R-2	96,200	9,135		15,259		1,491		(121,857)	(11,537)	(10,398)	(911)
Class R-2E	37,529	3,514		214		21		(12,357)	(1,153)	25,386	2,382
Class R-3	198,791	18,718		23,915		2,322		(185,535)	(17,550)	37,171	3,490
Class R-4	207,623	19,379		18,202		1,759		(137,030)	(12,793)	88,795	8,345
Class R-5E6	31,037	2,907		—		—		(2,502)	(232)	28,535	2,675
Class R-5	109,571	10,003		7,380		709		(76,392)	(7,021)	40,559	3,691
Class R-6	513,282	47,803		36,343		3,505		(321,193)	(30,339)	228,432	20,969
Total net increase (decrease)	$1,444,254	134,828		$150,596		14,565		$(1,058,192)	(99,457)	$536,658	49,936

58	American Funds Target Date Retirement Series

2010 Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$94,537	8,956	$14,761		1,452		$(121,603)	(11,545)	$(12,305)	(1,137)
Class B2	—	—	—	[3]	—	[3]	(18)	(2)	(18)	(2)
Class C	6,684	643	465		46		(4,935)	(473)	2,214	216
Class T4	10	1	—		—		—	—	10	1
Class F-1	6,389	612	133		13		(1,862)	(178)	4,660	447
Class F-2	4,150	388	152		15		(1,787)	(169)	2,515	234
Class F-3[5]	348	33	—		—		(28)	(3)	320	30
Class R-1	850	82	87		8		(2,885)	(274)	(1,948)	(184)
Class R-2	41,361	3,983	2,510		249		(57,579)	(5,532)	(13,708)	(1,300)
Class R-2E	37,984	3,612	403		40		(14,730)	(1,402)	23,657	2,250
Class R-3	133,776	12,760	6,423		634		(129,978)	(12,355)	10,221	1,039
Class R-4	151,363	14,352	8,091		797		(130,543)	(12,348)	28,911	2,801
Class R-5E	16,988	1,613	950		94		(7,460)	(708)	10,478	999
Class R-5	143,586	13,497	3,748		367		(71,570)	(6,695)	75,764	7,169
Class R-6	619,845	58,262	18,624		1,828		(250,972)	(23,587)	387,497	36,503
Total net increase (decrease)	$1,257,871	118,794	$56,347		5,543		$(795,950)	(75,271)	$518,268	49,066

Year ended October 31, 2016

Class A	$79,529	7,831	$24,241		2,479		$(106,046)	(10,500)	$(2,276)	(190)
Class B	13	1	2		—	[3]	(187)	(18)	(172)	(17)
Class C	11,251	1,127	587		61		(4,566)	(456)	7,272	732
Class F-1	2,441	248	50		5		(553)	(55)	1,938	198
Class F-2	4,031	394	81		8		(1,001)	(103)	3,111	299
Class R-1	2,431	245	164		17		(1,917)	(189)	678	73
Class R-2	39,398	3,945	4,892		506		(48,622)	(4,891)	(4,332)	(440)
Class R-2E	22,891	2,268	131		13		(7,511)	(744)	15,511	1,537
Class R-3	133,798	13,344	9,103		936		(104,122)	(10,394)	38,779	3,886
Class R-4	158,285	15,782	10,525		1,078		(103,553)	(10,313)	65,257	6,547
Class R-5E6	34,596	3,433	—		—		(2,520)	(246)	32,076	3,187
Class R-5	83,893	8,189	3,463		352		(56,468)	(5,541)	30,888	3,000
Class R-6	338,367	33,241	23,557		2,406		(275,380)	(27,705)	86,544	7,942
Total net increase (decrease)	$910,924	90,048	$76,796		7,861		$(712,446)	(71,155)	$275,274	26,754

[1]	Includes exchanges between share classes of the fund.
[2]	Class B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.
[6]	Class R-5E shares began investment operations on November 20, 2015.

American Funds Target Date Retirement Series	59

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$10.27	$.13	$2.04	$2.17	$(.11)	$(.13)		$(.24)	$12.20	21.55%	$78		.40%		.36%		.76%		1.19%
10/31/16	9.97	.13	.24	.37	(.07)	—	[6]	(.07)	10.27	3.79	38		.58		.35		.76		1.35
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9]	8		1.11	[10]	.42	[10]	.83	[10]	.80	[10]
Class C:
10/31/17	10.18	.04	2.03	2.07	(.07)	(.13)		(.20)	12.05	20.63	13		1.20		1.16		1.56		.36
10/31/16	9.93	.04	.25	.29	(.04)	—	[6]	(.04)	10.18	2.98	5		1.32		1.15		1.56		.38
10/31/15[7,8]	10.00	.01	(.08)	(.07)	—	—		—	9.93	(.70)[9]	1		1.83	[10]	1.11	[10]	1.52	[10]	.15	[10]
Class T:
10/31/17[7,11]	10.94	.06	1.22	1.28	—	—		—	12.22	11.70 [9,12]	—	[13]	.18	[10,12]	.14	[10,12]	.54	[10,12]	.95	[10,12]
Class F-1:
10/31/17	10.29	.12	2.05	2.17	(.12)	(.13)		(.25)	12.21	21.55	1		.45		.41		.81		1.02
10/31/16	9.98	.12	.25	.37	(.06)	—	[6]	(.06)	10.29	3.77	—	[13]	.41		.34		.75		1.14
10/31/15[7,8]	10.00	.04	(.06)	(.02)	—	—		—	9.98	(.20)[9,12]	—	[13]	1.06	[10,12]	.25	[10,12]	.66	[10,12]	.74	[10,12]
Class F-2:
10/31/17	10.30	.15	2.05	2.20	(.12)	(.13)		(.25)	12.25	21.82	2		.19		.15		.55		1.33
10/31/16	9.98	.18	.22	.40	(.08)	—	[6]	(.08)	10.30	4.03	1		.44		.15		.56		1.80
10/31/15[7,8]	10.00	.07	(.09)	(.02)	—	—		—	9.98	(.20)[9]	—	[13]	.90	[10]	.17	[10]	.58	[10]	1.17	[10]
Class F-3:
10/31/17[7,14]	10.65	.09	1.49	1.58	—	—		—	12.23	14.84 [9]	6		.06	[10]	.02	[10]	.42	[10]	1.06	[10]
Class R-1:
10/31/17	10.21	.04	2.04	2.08	(.06)	(.13)		(.19)	12.10	20.68	1		1.17		1.14		1.54		.32
10/31/16	9.97	.04	.26	.30	(.06)	—	[6]	(.06)	10.21	3.06 [12]	—	[13]	1.28	[12]	1.08	[12]	1.49	[12]	.43	[12]
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9,12]	—	[13]	1.15	[10,12]	.46	[10,12]	.87	[10,12]	.84	[10,12]
Class R-2:
10/31/17	10.18	.04	2.04	2.08	(.07)	(.13)		(.20)	12.06	20.71	58		1.19		1.15		1.55		.36
10/31/16	9.93	.03	.27	.30	(.05)	—	[6]	(.05)	10.18	3.03	21		1.32		1.15		1.56		.29
10/31/15[7,8]	10.00	.01	(.08)	(.07)	—	—		—	9.93	(.70)[9]	4		1.69	[10]	1.06	[10]	1.47	[10]	.25	[10]
Class R-2E:
10/31/17	10.25	.06	2.05	2.11	(.09)	(.13)		(.22)	12.14	20.94	5		.85		.82		1.22		.52
10/31/16	9.98	.05	.29	.34	(.07)	—	[6]	(.07)	10.25	3.47	—	[13]	.93		.82		1.23		.53
10/31/15[7,8]	10.00	.05	(.07)	(.02)	—	—		—	9.98	(.20)[9,12]	—	[13]	1.18	[10,12]	.28	[10,12]	.69	[10,12]	.81	[10,12]
Class R-3:
10/31/17	10.23	.09	2.05	2.14	(.09)	(.13)		(.22)	12.15	21.25	49		.74		.70		1.10		.79
10/31/16	9.95	.07	.27	.34	(.06)	—	[6]	(.06)	10.23	3.44	19		.90		.72		1.13		.69
10/31/15[7,8]	10.00	.03	(.08)	(.05)	—	—		—	9.95	(.50)[9]	4		1.17	[10]	.67	[10]	1.08	[10]	.45	[10]
Class R-4:
10/31/17	10.27	.12	2.05	2.17	(.11)	(.13)		(.24)	12.20	21.57	57		.43		.40		.80		1.04
10/31/16	9.97	.10	.27	.37	(.07)	—	[6]	(.07)	10.27	3.73	16		.55		.40		.81		1.02
10/31/15[7,8]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9]	3		.94	[10]	.39	[10]	.80	[10]	.91	[10]
Class R-5E:
10/31/17	10.28	.13	2.06	2.19	(.12)	(.13)		(.25)	12.22	21.79	7		.22		.19		.59		1.13
10/31/16[7,15]	10.02	.10	.24	.34	(.08)	—	[6]	(.08)	10.28	3.41 [9]	1		.24	[10]	.21	[10]	.62	[10]	1.01	[10]
Class R-5:
10/31/17	10.31	.14	2.07	2.21	(.13)	(.13)		(.26)	12.26	21.90	47		.13		.09		.49		1.25
10/31/16	9.99	.12	.27	.39	(.07)	—	[6]	(.07)	10.31	4.02	8		.23		.10		.51		1.22
10/31/15[7,8]	10.00	.06	(.07)	(.01)	—	—		—	9.99	(.10)[9]	1		.74	[10]	.11	[10]	.52	[10]	1.09	[10]
Class R-6:
10/31/17	10.32	.15	2.06	2.21	(.13)	(.13)		(.26)	12.27	21.90	186		.08		.05		.45		1.29
10/31/16	9.99	.13	.28	.41	(.08)	—	[6]	(.08)	10.32	4.13	25		.20		.05		.46		1.32
10/31/15[7,8]	10.00	.07	(.08)	(.01)	—	—		—	9.99	(.10)[9]	5		.52	[10]	.05	[10]	.46	[10]	1.26	[10]

60	American Funds Target Date Retirement Series

2055 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$15.82	$.22	$3.12	$3.34	$(.13)	$(.37)	$(.50)	$18.66	21.70%		$369		.34%		.34%		.74%		1.28%
10/31/16	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
10/31/15	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/14	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
Class C:
10/31/17	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/16	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/15	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/14[7,16]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[9]	2		1.22	[10]	1.12	[10]	1.52	[10]	.15	[10]
Class T:
10/31/17[7,11]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.54	[10,12]	.95	[10,12]
Class F-1:
10/31/17	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/16	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/15	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[13]	.50		.40		.81		1.04
10/31/14[7,16]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[9,12]	—	[13]	.43	[10,12]	.33	[10,12]	.73	[10,12]	1.02	[10,12]
Class F-2:
10/31/17	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/16	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/15	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/14[7,16]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[9]	—	[13]	.30	[10]	.20	[10]	.60	[10]	1.46	[10]
Class F-3:
10/31/17[7,14]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[9]	1		.02	[10]	.02	[10]	.42	[10]	.45	[10]
Class R-1:
10/31/17	15.49	.08	3.05	3.13	— [6]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/16	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/15	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
Class R-2:
10/31/17	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/16	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/15	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54		1.20		1.06		1.46		.85
Class R-2E:
10/31/17	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		.81		1.21		.51
10/31/16	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/15	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[12]	—	[13]	.64	[12]	.54	[12]	.95	[12]	.71	[12]
10/31/14[7,17]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.44	[9,12]	.25	[9,12]
Class R-3:
10/31/17	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304		.67		.67		1.07		.92
10/31/16	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187		.73		.71		1.12		.83
10/31/15	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121		.82		.72		1.13		.86
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78		.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47		.85		.71		1.11		1.17

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2055 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
10/31/17	$15.80	$.20	$3.12	$3.32	$(.13)	$(.37)	$(.50)	$18.62	21.60%		$353	.36%		.36%		.76%		1.16%
10/31/16	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
10/31/15	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100	.51		.41		.82		1.15
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49	.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		25	.53		.39		.79		1.48
Class R-5E:
10/31/17	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40	.16		.16		.56		1.33
10/31/16[7,15]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[9]	10	.17	[10]	.17	[10]	.58	[10]	1.03	[10]
Class R-5:
10/31/17	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228	.07		.07		.47		1.41
10/31/16	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
10/31/15	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46	.21		.11		.52		1.40
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10		21	.23		.13		.53		1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09		17	.22		.08		.48		1.80
Class R-6:
10/31/17	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822	.02		.02		.42		1.47
10/31/16	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51
10/31/15	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115	.16		.06		.47		1.40
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20		35	.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11		7	.17		.04		.44		1.66

62	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$12.78	$.18	$2.51	$2.69	$(.12)	$(.33)	$(.45)	$15.02	21.66%		$773		.34%		.34%		.74%		1.29%
10/31/16	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
10/31/15	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28
10/31/14	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
Class C:
10/31/17	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/16	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/15	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/14[7,16]	12.40	.01	.64	.65	—	—	—	13.05	5.24	[9]	3		1.21	[10]	1.11	[10]	1.51	[10]	.14	[10]
Class T:
10/31/17[7,11]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.54	[10,12]	.95	[10,12]
Class F-1:
10/31/17	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/16	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/15	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/14[7,16]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[9,12]	—	[13]	.45	[10,12]	.35	[10,12]	.75	[10,12]	1.01	[10,12]
Class F-2:
10/31/17	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/16	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/15	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/14[7,16]	12.40	.11	.62	.73	—	—	—	13.13	5.89	[9]	—	[13]	.24	[10]	.14	[10]	.54	[10]	1.26	[10]
Class F-3:
10/31/17[7,14]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[9]	—	[13]	.02	[10]	.01	[10]	.41	[10]	1.09	[10]
Class R-1:
10/31/17	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/16	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/15	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
Class R-2:
10/31/17	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/16	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/15	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79		200		1.15		1.05		1.45		.93
Class R-2E:
10/31/17	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55
10/31/16	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/15	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[13]	.79		.69		1.10		.67
10/31/14[7,17]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.44	[9,12]	.26	[9,12]
Class R-3:
10/31/17	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650		.66		.66		1.06		.94
10/31/16	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441		.71		.70		1.11		.87
10/31/15	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340		.79		.69		1.10		.89
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238		.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33		182		.80		.70		1.10		1.27

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
10/31/17	$12.75	$.16	$2.52	$2.68	$(.12)	$(.33)	$(.45)	$14.98	21.64%		$747	.36%		.36%		.76%		1.19%
10/31/16	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
10/31/15	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265	.47		.37		.78		1.22
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167	.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		112	.48		.38		.78		1.56
Class R-5E:
10/31/17	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80	.15		.15		.55		1.35
10/31/16[7,15]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[9]	26	.17	[10]	.17	[10]	.58	[10]	1.03	[10]
Class R-5:
10/31/17	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487	.06		.06		.46		1.45
10/31/16	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
10/31/15	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130	.18		.08		.49		1.49
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12		85	.18		.08		.48		1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09		50	.17		.07		.47		1.83
Class R-6:
10/31/17	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004	.02		.02		.42		1.49
10/31/16	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50
10/31/15	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394	.13		.03		.44		1.46
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19		160	.13		.03		.43		1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08		37	.13		.03		.43		1.81

64	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$13.07	$.18	$2.54	$2.72	$(.12)	$(.33)	$(.45)	$15.34	21.46%		$908		.33%		.33%		.73%		1.31%
10/31/16	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
10/31/15	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/14	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
Class C:
10/31/17	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/16	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/15	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/14[7,16]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[9]	4		1.21	[10]	1.11	[10]	1.51	[10]	.20	[10]
Class T:
10/31/17[7,11]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.54	[10,12]	.98	[10,12]
Class F-1:
10/31/17	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/16	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/15	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/14[7,16]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[9,12]	—	[13]	.46	[10,12]	.36	[10,12]	.76	[10,12]	.99	[10,12]
Class F-2:
10/31/17	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/16	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/15	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/14[7,16]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[9]	—	[13]	.28	[10]	.18	[10]	.58	[10]	1.37	[10]
Class F-3:
10/31/17[7,14]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[9]	1		.02	[10]	.01	[10]	.41	[10]	1.14	[10]
Class R-1:
10/31/17	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/16	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/15	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
Class R-2:
10/31/17	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/16	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/15	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241		1.15		1.05		1.45		.91
Class R-2E:
10/31/17	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59
10/31/16	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/15	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[13]	.78		.68		1.09		.65
10/31/14[7,17]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.44	[9,12]	.26	[9,12]
Class R-3:
10/31/17	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794		.66		.66		1.06		.97
10/31/16	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535		.71		.70		1.11		.88
10/31/15	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391		.78		.68		1.09		.94
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304		.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		224		.80		.70		1.10		1.25

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
10/31/17	$13.05	$.17	$2.54	$2.71	$(.12)	$(.33)	$(.45)	$15.31	21.42%		$930	.36%		.36%		.76%		1.21%
10/31/16	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
10/31/15	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321	.47		.37		.78		1.22
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194	.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		118	.47		.37		.77		1.57
Class R-5E:
10/31/17	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79	.15		.15		.55		1.39
10/31/16[7,15]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[9]	30	.17	[10]	.17	[10]	.58	[10]	1.06	[10]
Class R-5:
10/31/17	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614	.06		.06		.46		1.47
10/31/16	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
10/31/15	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165	.18		.08		.49		1.48
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20		103	.17		.07		.47		1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06		59	.17		.07		.47		1.84
Class R-6:
10/31/17	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392	.01		.01		.41		1.54
10/31/16	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54
10/31/15	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494	.13		.03		.44		1.43
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20		172	.12		.02		.42		1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08		39	.13		.03		.43		1.81

66	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from											Ratio of		Ratio of
		investment operations[1]			Dividends and distributions								expenses to		expenses to
			Net gains										average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/17	$12.95	$.19	$2.45	$2.64	$(.13)	$(.33)	$(.46)	$15.13	21.02%		$1,296		.34%		.34%		.74%		1.36%
10/31/16	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
10/31/15	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/14	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
Class C:
10/31/17	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/16	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/15	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/14[7,16]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[9]	6		1.21	[10]	1.11	[10]	1.50	[10]	.21	[10]
Class T:
10/31/17[7,11]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.54	[10,12]	1.03	[10,12]
Class F-1:
10/31/17	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/16	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/15	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/14[7,16]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[9]	1		.48	[10]	.38	[10]	.77	[10]	.98	[10]
Class F-2:
10/31/17	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/16	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/15	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/14[7,16]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[9]	—	[13]	.24	[10]	.14	[10]	.53	[10]	1.04	[10]
Class F-3:
10/31/17[7,14]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[9]	1		.01	[10]	.01	[10]	.41	[10]	1.25	[10]
Class R-1:
10/31/17	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/16	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/15	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
Class R-2:
10/31/17	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/16	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/15	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83		384		1.15		1.05		1.45		.93
Class R-2E:
10/31/17	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		.80		1.20		.70
10/31/16	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/15	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[13]	.82		.72		1.12		.55
10/31/14[7,17]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.43	[9,12]	.27	[9,12]
Class R-3:
10/31/17	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117		.65		.65		1.05		1.02
10/31/16	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773		.71		.70		1.11		.94
10/31/15	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606		.78		.68		1.08		.99
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464		.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31		368		.79		.69		1.09		1.30

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2040 Fund

		Income (loss) from										Ratio of		Ratio of
		investment operations[1]			Dividends and distributions							expenses to		expenses to
			Net gains									average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,	assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of	waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period	reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)	ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-4:
10/31/17	$12.93	$.18	$2.45	$2.63	$(.13)	$(.33)	$(.46)	$15.10	20.99%		$1,364	.35%		.35%		.75%		1.28%
10/31/16	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
10/31/15	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531	.47		.37		.77		1.30
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331	.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62		232	.47		.37		.77		1.60
Class R-5E:
10/31/17	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131	.14		.14		.54		1.38
10/31/16[7,15]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[9]	48	.16	[10]	.16	[10]	.57	[10]	1.11	[10]
Class R-5:
10/31/17	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791	.06		.06		.46		1.53
10/31/16	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
10/31/15	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265	.17		.07		.47		1.57
10/31/14	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02		186	.17		.07		.46		1.55
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07		119	.17		.07		.47		1.86
Class R-6:
10/31/17	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997	.01		.01		.41		1.59
10/31/16	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58
10/31/15	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936	.12		.02		.42		1.55
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17		441	.12		.02		.41		1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09		83	.12		.02		.42		1.80

68	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from											Ratio of		Ratio of
		investment operations[1]			Dividends and distributions								expenses to		expenses to
			Net gains										average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distribution	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/17	$12.75	$.19	$2.29	$2.48	$(.13)	$(.31)	$(.44)	$14.79	20.07%		$1,504		.33%		.33%		.72%		1.40%
10/31/16	12.98	.17	.28	.45	(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
10/31/15	13.17	.18	.10	.28	(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/14	12.15	.17	1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
Class C:
10/31/17	12.54	.08	2.27	2.35	(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/16	12.82	.06	.29	.35	(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/15	13.11	.06	.11	.17	(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/14[7,16]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[9]	7		1.21	[10]	1.11	[10]	1.50	[10]	.20	[10]
Class T:
10/31/17[7,11]	13.35	.09	1.37	1.46	—	—	—	14.81	10.94	[9,12]	—	[13]	.13	[10,12]	.13	[10,12]	.52	[10,12]	1.07	[10,12]
Class F-1:
10/31/17	12.72	.17	2.31	2.48	(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/16	12.96	.15	.29	.44	(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/15	13.17	.16	.11	.27	(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/14[7,16]	12.47	.08	.62	.70	—	—	—	13.17	5.61	[9]	1		.48	[10]	.38	[10]	.77	[10]	.88	[10]
Class F-2:
10/31/17	12.76	.21	2.31	2.52	(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/16	12.99	.18	.30	.48	(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/15	13.20	.19	.10	.29	(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/14[7,16]	12.47	.07	.66	.73	—	—	—	13.20	5.85	[9]	1		.23	[10]	.13	[10]	.52	[10]	.77	[10]
Class F-3:
10/31/17[7,14]	13.01	.13	1.68	1.81	—	—	—	14.82	13.91	[9]	2		.01	[10]	.01	[10]	.40	[10]	1.17	[10]
Class R-1:
10/31/17	12.43	.09	2.24	2.33	(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/16	12.68	.06	.28	.34	—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/15	12.88	.08	.08	.16	(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
Class R-2:
10/31/17	12.47	.08	2.25	2.33	(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/16	12.71	.07	.28	.35	— [6]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/15	12.92	.09	.08	.17	(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37		472		1.15		1.05		1.45		1.00
Class R-2E:
10/31/17	12.61	.10	2.30	2.40	(.12)	(.31)	(.43)	14.58	19.58		141		.80		.80		1.19		.76
10/31/16	12.93	.08	.31	.39	(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/15	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96		—	[13]	.81		.71		1.11		.46
10/31/14[7,17]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.43	[9,12]	.28	[9,12]
Class R-3:
10/31/17	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303		.65		.65		1.04		1.06
10/31/16	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925		.71		.69		1.09		.99
10/31/15	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704		.78		.68		1.08		1.05
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573		.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88		444		.79		.69		1.09		1.35

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2035 Fund

		Income (loss) from										Ratio of		Ratio of
		investment operations[1]			Dividends and distributions							expenses to		expenses to
			Net gains									average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,	assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of	waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period	reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)	ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-4:
10/31/17	$12.72	$.18	$2.29	$2.47	$(.13)	$(.31)	$(.44)	$14.75	20.06%		$1,509	.35%		.35%		.74%		1.31%
10/31/16	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
10/31/15	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576	.46		.36		.76		1.34
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364	.47		.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30		236	.47		.37		.77		1.64
Class R-5E:
10/31/17	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144	.14		.14		.53		1.43
10/31/16[7,15]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[9]	55	.16	[10]	.16	[10]	.56	[10]	1.15	[10]
Class R-5:
10/31/17	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918	.06		.06		.45		1.58
10/31/16	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
10/31/15	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293	.17		.07		.47		1.61
10/31/14	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95		199	.17		.07		.46		1.58
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65		129	.17		.07		.47		1.91
Class R-6:
10/31/17	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107	.01		.01		.40		1.64
10/31/16	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64
10/31/15	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945	.12		.02		.42		1.54
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372	.12		.02		.41		1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67		80	.12		.02		.42		1.89

70	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from											Ratio of		Ratio of
		investment operations[1]			Dividends and distributions								expenses to		expenses to
			Net gains										average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distribution	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/17	$12.70	$.20	$1.95	$2.15	$(.14)	$(.29)	$(.43)	$14.42	17.46%		$1,968		.34%		.34%		.72%		1.47%
10/31/16	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
10/31/15	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/14	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
Class C:
10/31/17	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/16	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/15	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/14[7,16]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[9]	9		1.21	[10]	1.11	[10]	1.49	[10]	.29	[10]
Class T:
10/31/17[7,11]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.52	[10,12]	1.20	[10,12]
Class F-1:
10/31/17	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/16	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/15	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/14[7,16]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[9]	1		.47	[10]	.37	[10]	.75	[10]	1.09	[10]
Class F-2:
10/31/17	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/16	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/15	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/14[7,16]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[9]	1		.23	[10]	.13	[10]	.51	[10]	1.17	[10]
Class F-3:
10/31/17[7,14]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[9]	5		.01	[10]	.01	[10]	.39	[10]	1.46	[10]
Class R-1:
10/31/17	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/16	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/15	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
Class R-2:
10/31/17	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/16	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/15	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89		620		1.15		1.05		1.44		1.02
Class R-2E:
10/31/17	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		.80		1.18		.83
10/31/16	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/15	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/14[7,17]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.42	[9,12]	.29	[9,12]
Class R-3:
10/31/17	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720		.65		.65		1.03		1.15
10/31/16	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267		.71		.69		1.08		1.06
10/31/15	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037		.77		.67		1.06		1.09
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819		.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41		643		.79		.69		1.08		1.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2030 Fund

		Income (loss) from										Ratio of		Ratio of
		investment operations[1]			Dividends and distributions							expenses to		expenses to
			Net gains									average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,	assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of	waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period	reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distribution	of period	return[2,3]		(in millions)	ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-4:
10/31/17	$12.68	$.19	$1.95	$2.14	$(.14)	$(.29)	$(.43)	$14.39	17.43%		$2,030	.35%		.35%		.73%		1.41%
10/31/16	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
10/31/15	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852	.46		.36		.75		1.40
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560	.47		.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83		417	.46		.36		.75		1.67
Class R-5E:
10/31/17	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191	.14		.14		.52		1.51
10/31/16[7,15]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[9]	69	.16	[10]	.16	[10]	.55	[10]	1.26	[10]
Class R-5:
10/31/17	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097	.06		.06		.44		1.67
10/31/16	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
10/31/15	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359	.16		.06		.45		1.67
10/31/14	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82		249	.16		.06		.44		1.63
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19		171	.16		.06		.45		1.96
Class R-6:
10/31/17	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747	.01		.01		.39		1.73
10/31/16	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73
10/31/15	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527	.12		.02		.41		1.59
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615	.12		.02		.40		1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21		151	.12		.02		.41		1.91

72	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from											Ratio of		Ratio of
		investment operations[1]			Dividends and distributions								expenses to		expenses to
			Net gains										average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/17	$12.17	$.20	$1.48	$1.68	$(.14)	$(.23)	$(.37)	$13.48	14.21%		$2,127		.34%		.34%		.70%		1.54%
10/31/16	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
10/31/15	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/14	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
Class C:
10/31/17	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.11		1.47		.75
10/31/16	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
10/31/15	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/14[7,16]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[9]	12		1.21	[10]	1.11	[10]	1.48	[10]	.36	[10]
Class T:
10/31/17[7,11]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.50	[10,12]	1.34	[10,12]
Class F-1:
10/31/17	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.37		.73		1.43
10/31/16	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
10/31/15	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/14[7,16]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[9]	1		.47	[10]	.37	[10]	.74	[10]	1.01	[10]
Class F-2:
10/31/17	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.11		.47		1.72
10/31/16	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
10/31/15	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/14[7,16]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[9]	—	[13]	.23	[10]	.13	[10]	.50	[10]	1.48	[10]
Class F-3:
10/31/17[7,14]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[9]	10		.01	[10]	.01	[10]	.37	[10]	1.50	[10]
Class R-1:
10/31/17	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.13		1.49		.77
10/31/16	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
10/31/15	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
Class R-2:
10/31/17	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.10		1.46		.79
10/31/16	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
10/31/15	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29		631		1.14		1.04		1.42		1.02
Class R-2E:
10/31/17	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68		203		.80		.80		1.16		.94
10/31/16	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81
10/31/15	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[13]	.83		.73		1.11		.98
10/31/14[7,17]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.41	[9,12]	.30	[9,12]
Class R-3:
10/31/17	12.05	.15	1.47	1.62	(.11)	(.23)	(.34)	13.33	13.80		1,623		.65		.65		1.01		1.22
10/31/16	12.28	.14	.27	.41	(.07)	(.57)	(.64)	12.05	3.54		1,237		.71		.69		1.06		1.18
10/31/15	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31		979		.78		.68		1.06		1.18
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45		815		.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83		662		.79		.69		1.07		1.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2025 Fund

		Income (loss) from										Ratio of		Ratio of
		investment operations[1]			Dividends and distributions							expenses to		expenses to
			Net gains									average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,	assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of	waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period	reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)	ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-4:
10/31/17	$12.15	$.19	$1.49	$1.68	$(.15)	$(.23)	$(.38)	$13.45	14.19%		$1,847	.35%		.35%		.71%		1.48%
10/31/16	12.38	.18	.27	.45	(.11)	(.57)	(.68)	12.15	3.85		1,167	.39		.38		.75		1.47
10/31/15	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62		775	.46		.36		.74		1.48
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87		517	.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03		369	.47		.37		.75		1.68
Class R-5E:
10/31/17	12.16	.21	1.49	1.70	(.17)	(.23)	(.40)	13.46	14.41		169	.14		.14		.50		1.65
10/31/16[7,15]	12.41	.17	.29	.46	(.14)	(.57)	(.71)	12.16	3.99	[9]	83	.16	[10]	.16	[10]	.53	[10]	1.45	[10]
Class R-5:
10/31/17	12.27	.23	1.50	1.73	(.18)	(.23)	(.41)	13.59	14.51		1,054	.06		.06		.42		1.76
10/31/16	12.49	.21	.28	.49	(.14)	(.57)	(.71)	12.27	4.17		543	.09		.07		.44		1.77
10/31/15	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95		354	.16		.06		.44		1.75
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16		243	.16		.06		.43		1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52		157	.16		.06		.44		1.96
Class R-6:
10/31/17	12.24	.23	1.50	1.73	(.18)	(.23)	(.41)	13.56	14.58		4,715	.01		.01		.37		1.82
10/31/16	12.46	.22	.27	.49	(.14)	(.57)	(.71)	12.24	4.23		2,313	.03		.02		.39		1.87
10/31/15	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92		1,382	.12		.02		.40		1.65
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31		454	.12		.02		.39		1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51		119	.12		.02		.40		1.91

74	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from												Ratio of		Ratio of
		investment operations[1]				Dividends and distributions								expenses to		expenses to
			Net gains											average net		average net
	Net asset		(losses)			Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	on securities		Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	(both realized		investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)		operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/17	$11.66	$.21	$1.13		$1.34	$(.15)	$(.19)	$(.34)	$12.66	11.82%		$1,977		.36%		.36%		.70%		1.74%
10/31/16	11.68	.19	.25		.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
10/31/15	11.90	.19	—	[6]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/14	11.18	.18	.81		.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
10/31/13	9.81	.18	1.48		1.66	(.20)	(.09)	(.29)	11.18	17.38		1,042		.47		.37		.73		1.78
Class C:
10/31/17	11.48	.11	1.12		1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.11		1.45		.96
10/31/16	11.54	.10	.25		.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
10/31/15	11.84	.09	.01		.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/14[7,16]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[9]	14		1.21	[10]	1.11	[10]	1.46	[10]	.58	[10]
Class T:
10/31/17[7,11]	11.89	.11	.67		.78	—	—	—	12.67	6.56	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.48	[10,12]	1.61	[10,12]
Class F-1:
10/31/17	11.62	.20	1.13		1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.37		.71		1.66
10/31/16	11.65	.19	.25		.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
10/31/15	11.90	.18	.01		.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/14[7,16]	11.29	.12	.49		.61	—	—	—	11.90	5.40	[9]	2		.47	[10]	.37	[10]	.72	[10]	1.45	[10]
Class F-2:
10/31/17	11.67	.23	1.14		1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.11		.45		1.93
10/31/16	11.69	.21	.26		.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
10/31/15	11.92	.21	.01		.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/14[7,16]	11.29	.13	.50		.63	—	—	—	11.92	5.58	[9]	1		.23	[10]	.13	[10]	.48	[10]	1.62	[10]
Class F-3:
10/31/17[7,14]	11.68	.16	.85		1.01	—	—	—	12.69	8.65	[9]	1		.01	[10]	.01	[10]	.35	[10]	1.72	[10]
Class R-1:
10/31/17	11.46	.12	1.10		1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.13		1.47		.99
10/31/16	11.48	.10	.25		.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
10/31/15	11.70	.09	.01		.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/14	11.00	.09	.79		.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47		1.57	(.12)	(.09)	(.21)	11.00	16.55		18		1.25		1.15		1.51		1.02
Class R-2:
10/31/17	11.43	.12	1.11		1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.09		1.43		1.01
10/31/16	11.46	.10	.25		.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
10/31/15	11.69	.11	—	[6]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/14	10.99	.10	.80		.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46		1.57	(.14)	(.09)	(.23)	10.99	16.59		572		1.14		1.04		1.40		1.11
Class R-2E:
10/31/17	11.55	.14	1.12		1.26	(.14)	(.19)	(.33)	12.48	11.22		122		.80		.80		1.14		1.17
10/31/16	11.63	.11	.29		.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96
10/31/15	11.90	.11	.06		.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/14[7,17]	11.93	.04	(.07)		(.03)	—	—	—	11.90	(.25)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.39	[9,12]	.33	[9,12]
Class R-3:
10/31/17	11.55	.17	1.12		1.29	(.12)	(.19)	(.31)	12.53	11.45		1,358		.65		.65		.99		1.44
10/31/16	11.58	.15	.25		.40	(.10)	(.33)	(.43)	11.55	3.56		1,148		.71		.69		1.04		1.34
10/31/15	11.80	.15	.01		.16	(.11)	(.27)	(.38)	11.58	1.34		982		.77		.67		1.02		1.29
10/31/14	11.09	.14	.80		.94	(.13)	(.10)	(.23)	11.80	8.60		831		.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46		1.61	(.17)	(.09)	(.26)	11.09	16.97		692		.79		.69		1.05		1.47

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2020 Fund

		Income (loss) from											Ratio of		Ratio of
		investment operations[1]				Dividends and distributions							expenses to		expenses to
			Net gains										average net		average net
	Net asset		(losses)			Dividends		Total	Net asset			Net assets,	assets before		assets after		Net		Ratio of
	value,	Net	on securities		Total from	(from net	Distributions	dividends	value,			end of	waivers/		waivers/		effective		net income
	beginning	investment	(both realized		investment	investment	(from capital	and	end	Total		period	reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)		operations	income)	gains)	distributions	of period	return[2,3]		(in millions)	ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-4:
10/31/17	$11.65	$.21	$1.12		$1.33	$(.16)	$(.19)	$(.35)	$12.63	11.69%		$1,703	.35%		.35%		.69%		1.71%
10/31/16	11.67	.19	.25		.44	(.13)	(.33)	(.46)	11.65	3.96		1,173	.39		.38		.73		1.63
10/31/15	11.89	.19	.01		.20	(.15)	(.27)	(.42)	11.67	1.66		865	.46		.36		.71		1.60
10/31/14	11.17	.18	.81		.99	(.17)	(.10)	(.27)	11.89	8.96		587	.47		.37		.72		1.58
10/31/13	9.81	.18	1.47		1.65	(.20)	(.09)	(.29)	11.17	17.30		449	.47		.37		.73		1.78
Class R-5E:
10/31/17	11.64	.23	1.13		1.36	(.18)	(.19)	(.37)	12.63	12.03		169	.14		.14		.48		1.88
10/31/16[7,15]	11.67	.18	.29		.47	(.17)	(.33)	(.50)	11.64	4.19	[9]	85	.16	[10]	.16	[10]	.51	[10]	1.64	[10]
Class R-5:
10/31/17	11.75	.24	1.15		1.39	(.19)	(.19)	(.38)	12.76	12.15		808	.06		.06		.40		1.99
10/31/16	11.76	.22	.26		.48	(.16)	(.33)	(.49)	11.75	4.29		474	.09		.07		.42		1.92
10/31/15	11.99	.22	—	[6]	.22	(.18)	(.27)	(.45)	11.76	1.83		343	.17		.07		.42		1.85
10/31/14	11.25	.21	.83		1.04	(.20)	(.10)	(.30)	11.99	9.36		238	.16		.06		.41		1.83
10/31/13	9.87	.22	1.48		1.70	(.23)	(.09)	(.32)	11.25	17.73		158	.16		.06		.42		2.08
Class R-6:
10/31/17	11.72	.25	1.13		1.38	(.19)	(.19)	(.38)	12.72	12.14		4,408	.01		.01		.35		2.04
10/31/16	11.74	.23	.25		.48	(.17)	(.33)	(.50)	11.72	4.26		2,360	.03		.02		.37		2.02
10/31/15	11.96	.21	.02		.23	(.18)	(.27)	(.45)	11.74	1.96		1,522	.12		.02		.37		1.80
10/31/14	11.23	.21	.82		1.03	(.20)	(.10)	(.30)	11.96	9.33		584	.12		.02		.37		1.77
10/31/13	9.85	.21	1.49		1.70	(.23)	(.09)	(.32)	11.23	17.81		143	.12		.02		.38		2.05

76	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from											Ratio of		Ratio of
		investment operations[1]			Dividends and distributions								expenses to		expenses to
			Net gains										average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,		assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of		waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/17	$10.95	$.23	$.85	$1.08	$(.18)	$(.14)	$(.32)	$11.71	10.17%		$1,021		.37%		.37%		.69%		2.01%
10/31/16	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40		978		.38		.37		.70		2.02
10/31/15	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88		912		.47		.37		.71		2.00
10/31/14	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
Class C:
10/31/17	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25		45		1.12		1.12		1.44		1.25
10/31/16	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59		40		1.14		1.13		1.46		1.26
10/31/15	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/14[7,16]	10.83	.06	.46	.52	—	—	—	11.35	4.80	[9]	9		1.21	[10]	1.11	[10]	1.44	[10]	.83	[10]
Class T:
10/31/17[7,11]	11.10	.12	.51	.63	—	—	—	11.73	5.68	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.46	[10,12]	1.90	[10,12]
Class F-1:
10/31/17	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17		14		.37		.37		.69		1.96
10/31/16	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38		6		.39		.38		.71		1.97
10/31/15	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/14[7,16]	10.83	.12	.45	.57	—	—	—	11.40	5.26	[9]	1		.47	[10]	.37	[10]	.70	[10]	1.55	[10]
Class F-2:
10/31/17	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45		19		.12		.12		.44		2.21
10/31/16	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62		12		.12		.11		.44		2.23
10/31/15	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/14[7,16]	10.83	.13	.46	.59	—	—	—	11.42	5.45	[9]	1		.23	[10]	.13	[10]	.46	[10]	1.72	[10]
Class F-3:
10/31/17[7,14]	10.92	.20	.62	.82	—	—	—	11.74	7.51	[9]	—	[13]	.05	[10]	.04	[10]	.36	[10]	2.32	[10]
Class R-1:
10/31/17	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31		11		1.14		1.14		1.46		1.25
10/31/16	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50		13		1.18		1.16		1.49		1.23
10/31/15	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
Class R-2:
10/31/17	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40		311		1.09		1.09		1.41		1.29
10/31/16	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61		322		1.14		1.12		1.45		1.27
10/31/15	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17		336		1.14		1.04		1.38		1.33
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65		357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82		348		1.14		1.04		1.37		1.14
Class R-2E:
10/31/17	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62		62		.80		.80		1.12		1.47
10/31/16	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97		26		.81		.81		1.14		1.49
10/31/15	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78		—	[13]	.81		.71		1.05		1.61
10/31/14[7,17]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.37	[9,12]	.37	[9,12]
Class R-3:
10/31/17	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73		546		.65		.65		.97		1.71
10/31/16	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10		513		.71		.70		1.03		1.69
10/31/15	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57		481		.78		.68		1.02		1.70
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06		485		.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21		438		.79		.69		1.02		1.49

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2015 Fund

		Income (loss) from										Ratio of		Ratio of
		investment operations[1]			Dividends and distributions							expenses to		expenses to
			Net gains									average net		average net
	Net asset		(losses)		Dividends		Total	Net asset			Net assets,	assets before		assets after		Net		Ratio of
	value,	Net	on securities	Total from	(from net	Distributions	dividends	value,			end of	waivers/		waivers/		effective		net income
	beginning	investment	(both realized	investment	investment	(from capital	and	end	Total		period	reimburse-		reimburse-		expense		to average
Period ended	of period	income	and unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)	ments[4]		ments[3,4]		ratio[3,5]		net assets[3]
Class R-4:
10/31/17	$10.94	$.22	$.85	$1.07	$(.18)	$(.14)	$(.32)	$11.69	10.10%		$534	.35%		.35%		.67%		1.99%
10/31/16	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44		425	.39		.38		.71		2.00
10/31/15	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82		338	.47		.37		.71		2.01
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43		272	.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59		217	.47		.37		.70		1.81
Class R-5E:
10/31/17	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37		52	.15		.15		.47		2.15
10/31/16[7,15]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87	[9]	29	.16	[10]	.16	[10]	.49	[10]	2.01	[10]
Class R-5:
10/31/17	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51		259	.06		.06		.38		2.28
10/31/16	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70		181	.09		.07		.40		2.28
10/31/15	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17		141	.17		.07		.41		2.29
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76		126	.16		.06		.39		1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94		97	.17		.07		.40		2.09
Class R-6:
10/31/17	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50		1,448	.01		.01		.33		2.33
10/31/16	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77		850	.03		.02		.35		2.38
10/31/15	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22		627	.12		.02		.36		2.22
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83		273	.12		.02		.35		1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92		73	.12		.02		.35		2.09

78	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/17	$10.34	$.22	$.72	$.94	$(.18)	$(.09)	$(.27)	$11.01	9.32%		$598		.35%		.35%		.67%		2.08%
10/31/16	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38		573		.39		.38		.71		2.11
10/31/15	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70		576		.46		.36		.69		2.20
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
Class C:
10/31/17	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52		26		1.11		1.11		1.43		1.31
10/31/16	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66		22		1.14		1.13		1.46		1.34
10/31/15	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/14[7,16]	10.22	.08	.41	.49	—	—	—	10.71	4.79	[9]	6		1.21	[10]	1.11	[10]	1.44	[10]	1.04	[10]
Class T:
10/31/17[7,11]	10.48	.12	.43	.55	—	—	—	11.03	5.25	[9,12]	—	[13]	.14	[10,12]	.14	[10,12]	.46	[10,12]	1.96	[10,12]
Class F-1:
10/31/17	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42		8		.38		.38		.70		2.04
10/31/16	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30		3		.39		.38		.71		2.04
10/31/15	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/14[7,16]	10.22	.11	.43	.54	—	—	—	10.76	5.28	[9]	1		.47	[10]	.37	[10]	.70	[10]	1.56	[10]
Class F-2:
10/31/17	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64		8		.12		.12		.44		2.27
10/31/16	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69		5		.13		.12		.45		2.35
10/31/15	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/14[7,16]	10.22	.14	.42	.56	—	—	—	10.78	5.48	[9]	1		.23	[10]	.13	[10]	.46	[10]	1.93	[10]
Class F-3:
10/31/17[7,14]	10.31	.16	.57	.73	—	—	—	11.04	7.08	[9]	—	[13]	.02	[10]	.01	[10]	.33	[10]	2.00	[10]
Class R-1:
10/31/17	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47		3		1.14		1.14		1.46		1.35
10/31/16	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58		5		1.18		1.17		1.50		1.30
10/31/15	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
Class R-2:
10/31/17	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58		125		1.09		1.09		1.41		1.35
10/31/16	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66		130		1.14		1.12		1.45		1.38
10/31/15	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)		135		1.15		1.05		1.38		1.51
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13		149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08		144		1.15		1.05		1.37		1.57
Class R-2E:
10/31/17	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88		41		.80		.80		1.12		1.52
10/31/16	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92		16		.81		.81		1.14		1.52
10/31/15	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58		—	[13]	.78		.68		1.01		1.81
10/31/14[7,17]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.37	[9,12]	.42	[9,12]
Class R-3:
10/31/17	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11		291		.66		.66		.98		1.76
10/31/16	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99		262		.72		.70		1.03		1.79
10/31/15	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38		223		.79		.69		1.02		1.86
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44		205		.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47		197		.79		.69		1.01		1.93

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
10/31/17	$10.32	$.22	$.72	$.94	$(.18)	$(.09)	$(.27)	$10.99	9.36%		$353	.36%		.36%		.68%		2.06%
10/31/16	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34		303	.40		.38		.71		2.09
10/31/15	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63		236	.47		.37		.70		2.19
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84		170	.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79		138	.47		.37		.69		2.24
Class R-5E:
10/31/17	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62		46	.15		.15		.47		2.24
10/31/16[7,15]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97	[9]	33	.17	[10]	.17	[10]	.50	[10]	2.12	[10]
Class R-5:
10/31/17	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70		206	.06		.06		.38		2.31
10/31/16	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67		119	.09		.08		.41		2.38
10/31/15	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01		88	.18		.08		.41		2.45
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11		71	.17		.07		.40		2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15		43	.17		.07		.39		2.48
Class R-6:
10/31/17	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77		1,012	.02		.02		.34		2.37
10/31/16	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75		571	.04		.02		.35		2.51
10/31/15	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95		490	.13		.03		.36		2.33
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18		163	.12		.02		.35		2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21		41	.12		.02		.34		2.53

80	American Funds Target Date Retirement Series

	Period ended October 31
Portfolio turnover rate for all share classes	2017		2016	2015	2014	2013
2060 Fund	4%		12%	20%[7,8,9]
2055 Fund	1		3	6	2%	6%
2050 Fund	—	[18]	2	6	1	2
2045 Fund	—	[18]	3	5	1	2
2040 Fund	—	[18]	2	5	1	2
2035 Fund	—	[18]	3	5	1	2
2030 Fund	—	[18]	3	6	2	2
2025 Fund	—	[18]	5	9	3	2
2020 Fund	1		5	8	4	3
2015 Fund	4		8	15	6	7
2010 Fund	5		14	19	17	18

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[9]	Not annualized.
[10]	Annualized.
[11]	Class T shares began investment operations on April 7, 2017.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Amount less than $1 million.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Class C, F-1 and F-2 shares were offered beginning February 21, 2014.
[17]	Class R-2E shares began investment operations on August 29, 2014.
[18]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Target Date Retirement Series	81

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2017, by correspondence with the custodian and transfer agent; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2017, the results of their operations for the year then ended October 31, 2017, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 8, 2017

82	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2017, through October 31, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	83

2060 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,096.13	$1.85	.35%	$3.96	.75%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class C – actual return	1,000.00	1,091.49	5.85	1.11	7.96	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class T – actual return	1,000.00	1,096.95	.74	.14	2.85	.54
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.75	.54
Class F-1 – actual return	1,000.00	1,096.06	2.01	.38	4.12	.78
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.97	.78
Class F-2 – actual return	1,000.00	1,097.67	.63	.12	2.75	.52
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.65	.52
Class F-3 – actual return	1,000.00	1,098.83	.11	.02	2.22	.42
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
Class R-1 – actual return	1,000.00	1,092.06	5.85	1.11	7.96	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2 – actual return	1,000.00	1,092.39	5.80	1.10	7.91	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	1,093.69	4.17	.79	6.28	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.06	1.19
Class R-3 – actual return	1,000.00	1,094.59	3.48	.66	5.60	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.40	1.06
Class R-4 – actual return	1,000.00	1,096.13	1.90	.36	4.02	.76
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5E – actual return	1,000.00	1,097.93	.85	.16	2.96	.56
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.85	.56
Class R-5 – actual return	1,000.00	1,097.59	.32	.06	2.43	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	1,097.49	.11	.02	2.22	.42
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

84	American Funds Target Date Retirement Series

2055 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,096.35	$1.69	.32%	$3.80	.72%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72
Class C – actual return	1,000.00	1,092.42	5.85	1.11	7.96	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class T – actual return	1,000.00	1,097.52	.74	.14	2.85	.54
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.75	.54
Class F-1 – actual return	1,000.00	1,096.16	1.95	.37	4.07	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	1,098.11	.58	.11	2.70	.51
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.60	.51
Class F-3 – actual return	1,000.00	1,098.06	.11	.02	2.22	.42
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
Class R-1 – actual return	1,000.00	1,092.15	6.01	1.14	8.12	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	1,092.15	5.80	1.10	7.91	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	1,094.36	4.17	.79	6.28	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.06	1.19
Class R-3 – actual return	1,000.00	1,094.90	3.48	.66	5.60	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.40	1.06
Class R-4 – actual return	1,000.00	1,095.94	1.85	.35	3.96	.75
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class R-5E – actual return	1,000.00	1,097.83	.79	.15	2.91	.55
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-5 – actual return	1,000.00	1,098.07	.32	.06	2.43	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	1,097.96	.05	.01	2.17	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

2050 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,096.35	$1.74	.33%	$3.86	.73%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.72	.73
Class C – actual return	1,000.00	1,092.06	5.85	1.11	7.96	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class T – actual return	1,000.00	1,097.81	.69	.13	2.80	.53
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.70	.53
Class F-1 – actual return	1,000.00	1,096.12	1.95	.37	4.07	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	1,097.88	.58	.11	2.70	.51
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.60	.51
Class F-3 – actual return	1,000.00	1,097.73	.05	.01	2.17	.41
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41
Class R-1 – actual return	1,000.00	1,092.33	6.01	1.14	8.12	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	1,092.27	5.80	1.10	7.91	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	1,093.79	4.17	.79	6.28	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.06	1.19
Class R-3 – actual return	1,000.00	1,094.39	3.48	.66	5.60	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.40	1.06
Class R-4 – actual return	1,000.00	1,096.63	1.85	.35	3.96	.75
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class R-5E – actual return	1,000.00	1,097.36	.79	.15	2.91	.55
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-5 – actual return	1,000.00	1,097.89	.32	.06	2.43	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	1,098.18	.05	.01	2.17	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

86	American Funds Target Date Retirement Series

2045 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,095.72	$1.74	.33%	$3.86	.73%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.72	.73
Class C – actual return	1,000.00	1,091.44	5.85	1.11	7.96	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class T – actual return	1,000.00	1,097.15	.69	.13	2.80	.53
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.70	.53
Class F-1 – actual return	1,000.00	1,095.41	1.95	.37	4.07	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	1,097.08	.53	.10	2.64	.50
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.55	.50
Class F-3 – actual return	1,000.00	1,097.08	.05	.01	2.17	.41
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41
Class R-1 – actual return	1,000.00	1,091.63	6.01	1.14	8.12	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	1,092.04	5.80	1.10	7.91	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	1,093.14	4.17	.79	6.28	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.06	1.19
Class R-3 – actual return	1,000.00	1,093.86	3.48	.66	5.59	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.40	1.06
Class R-4 – actual return	1,000.00	1,095.92	1.85	.35	3.96	.75
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class R-5E – actual return	1,000.00	1,096.70	.79	.15	2.91	.55
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-5 – actual return	1,000.00	1,097.10	.32	.06	2.43	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	1,097.44	.05	.01	2.17	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2040 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,094.00	$1.74	.33%	$3.85	.73%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.72	.73
Class C – actual return	1,000.00	1,090.30	5.85	1.11	7.96	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class T – actual return	1,000.00	1,094.65	.69	.13	2.80	.53
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.70	.53
Class F-1 – actual return	1,000.00	1,094.41	1.95	.37	4.06	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	1,095.45	.58	.11	2.69	.51
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.60	.51
Class F-3 – actual return	1,000.00	1,095.30	.05	.01	2.17	.41
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41
Class R-1 – actual return	1,000.00	1,089.84	6.00	1.14	8.11	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	1,090.04	5.79	1.10	7.90	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	1,091.37	4.16	.79	6.27	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.06	1.19
Class R-3 – actual return	1,000.00	1,091.90	3.43	.65	5.54	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.35	1.05
Class R-4 – actual return	1,000.00	1,094.21	1.85	.35	3.96	.75
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class R-5E – actual return	1,000.00	1,094.93	.79	.15	2.90	.55
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-5 – actual return	1,000.00	1,096.20	.26	.05	2.38	.45
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.29	.45
Class R-6 – actual return	1,000.00	1,095.75	.05	.01	2.17	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

88	American Funds Target Date Retirement Series

2035 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,089.90	$1.74	.33%	$3.79	.72%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.67	.72
Class C – actual return	1,000.00	1,086.01	5.78	1.10	7.83	1.49
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class T – actual return	1,000.00	1,091.38	.69	.13	2.74	.52
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.65	.52
Class F-1 – actual return	1,000.00	1,090.30	1.95	.37	4.00	.76
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.87	.76
Class F-2 – actual return	1,000.00	1,091.38	.58	.11	2.64	.50
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.55	.50
Class F-3 – actual return	1,000.00	1,091.32	.05	.01	2.11	.40
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40
Class R-1 – actual return	1,000.00	1,085.84	5.94	1.13	7.99	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.73	1.52
Class R-2 – actual return	1,000.00	1,085.64	5.78	1.10	7.83	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class R-2E – actual return	1,000.00	1,088.06	4.16	.79	6.21	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	6.01	1.18
Class R-3 – actual return	1,000.00	1,087.80	3.42	.65	5.47	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.30	1.04
Class R-4 – actual return	1,000.00	1,089.36	1.84	.35	3.90	.74
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.77	.74
Class R-5E – actual return	1,000.00	1,090.84	.74	.14	2.79	.53
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.70	.53
Class R-5 – actual return	1,000.00	1,091.50	.26	.05	2.32	.44
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.24	.44
Class R-6 – actual return	1,000.00	1,091.77	.05	.01	2.11	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2030 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,077.72	$1.73	.33%	$3.72	.71%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.62	.71
Class C – actual return	1,000.00	1,073.65	5.80	1.11	7.79	1.49
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class T – actual return	1,000.00	1,079.28	.68	.13	2.67	.51
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.60	.51
Class F-1 – actual return	1,000.00	1,077.44	1.94	.37	3.93	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	1,079.28	.58	.11	2.57	.49
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.50	.49
Class F-3 – actual return	1,000.00	1,079.96	.05	.01	2.04	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	1,073.54	5.91	1.13	7.89	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.68	1.51
Class R-2 – actual return	1,000.00	1,073.94	5.75	1.10	7.74	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2E – actual return	1,000.00	1,075.64	4.13	.79	6.12	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.96	1.17
Class R-3 – actual return	1,000.00	1,076.23	3.40	.65	5.39	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.24	1.03
Class R-4 – actual return	1,000.00	1,077.90	1.83	.35	3.82	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-5E – actual return	1,000.00	1,078.72	.73	.14	2.72	.52
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.65	.52
Class R-5 – actual return	1,000.00	1,079.44	.26	.05	2.25	.43
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.19	.43
Class R-6 – actual return	1,000.00	1,079.74	.05	.01	2.04	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

90	American Funds Target Date Retirement Series

2025 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,064.77	$1.77	.34%	$3.64	.70%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.57	.70
Class C – actual return	1,000.00	1,061.00	5.77	1.11	7.64	1.47
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.48	1.47
Class T – actual return	1,000.00	1,066.35	.68	.13	2.55	.49
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.50	.49
Class F-1 – actual return	1,000.00	1,064.34	1.93	.37	3.80	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.72	.73
Class F-2 – actual return	1,000.00	1,065.61	.57	.11	2.45	.47
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.40	.47
Class F-3 – actual return	1,000.00	1,066.30	.05	.01	1.93	.37
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37
Class R-1 – actual return	1,000.00	1,060.14	5.87	1.13	7.74	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.58	1.49
Class R-2 – actual return	1,000.00	1,060.38	5.71	1.10	7.58	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.43	1.46
Class R-2E – actual return	1,000.00	1,062.35	4.11	.79	5.98	1.15
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.85	1.15
Class R-3 – actual return	1,000.00	1,063.00	3.38	.65	5.25	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.14	1.01
Class R-4 – actual return	1,000.00	1,064.93	1.82	.35	3.70	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.62	.71
Class R-5E – actual return	1,000.00	1,065.72	.78	.15	2.66	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.60	.51
Class R-5 – actual return	1,000.00	1,066.72	.26	.05	2.14	.41
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.09	.41
Class R-6 – actual return	1,000.00	1,066.87	.05	.01	1.93	.37
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

2020 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,054.12	$1.81	.35%	$3.57	.69%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.52	.69
Class C – actual return	1,000.00	1,050.72	5.74	1.11	7.49	1.45
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.37	1.45
Class T – actual return	1,000.00	1,054.95	.67	.13	2.43	.47
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.40	.47
Class F-1 – actual return	1,000.00	1,053.56	1.92	.37	3.68	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class F-2 – actual return	1,000.00	1,055.00	.57	.11	2.33	.45
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class F-3 – actual return	1,000.00	1,055.74	.05	.01	1.81	.35
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35
Class R-1 – actual return	1,000.00	1,049.83	5.89	1.14	7.65	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.53	1.48
Class R-2 – actual return	1,000.00	1,049.96	5.68	1.10	7.44	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.32	1.44
Class R-2E – actual return	1,000.00	1,051.39	4.08	.79	5.84	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.75	1.13
Class R-3 – actual return	1,000.00	1,052.06	3.41	.66	5.17	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.09	1.00
Class R-4 – actual return	1,000.00	1,053.38	1.81	.35	3.57	.69
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.52	.69
Class R-5E – actual return	1,000.00	1,055.14	.78	.15	2.54	.49
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.50	.49
Class R-5 – actual return	1,000.00	1,056.29	.26	.05	2.02	.39
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.99	.39
Class R-6 – actual return	1,000.00	1,055.61	.05	.01	1.81	.35
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35

92	American Funds Target Date Retirement Series

2015 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,046.48	$1.75	.34%	$3.40	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class C – actual return	1,000.00	1,042.58	5.71	1.11	7.36	1.43
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.27	1.43
Class T – actual return	1,000.00	1,048.26	.72	.14	2.37	.46
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.35	.46
Class F-1 – actual return	1,000.00	1,046.72	1.91	.37	3.56	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	1,048.30	.57	.11	2.22	.43
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.19	.43
Class F-3 – actual return	1,000.00	1,048.22	.05	.01	1.70	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class R-1 – actual return	1,000.00	1,042.73	5.87	1.14	7.52	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.43	1.46
Class R-2 – actual return	1,000.00	1,042.65	5.66	1.10	7.31	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class R-2E – actual return	1,000.00	1,044.35	4.12	.80	5.77	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	1,045.04	3.35	.65	5.00	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97
Class R-4 – actual return	1,000.00	1,046.56	1.81	.35	3.46	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-5E – actual return	1,000.00	1,047.53	.77	.15	2.43	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,047.96	.31	.06	1.96	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	1,048.13	.05	.01	1.70	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

American Funds Target Date Retirement Series	93

2010 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,042.61	$1.65	.32%	$3.30	.64%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.26	.64
Class C – actual return	1,000.00	1,039.34	5.65	1.10	7.30	1.42
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class T – actual return	1,000.00	1,044.51	.72	.14	2.37	.46
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.35	.46
Class F-1 – actual return	1,000.00	1,042.78	1.91	.37	3.55	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	1,044.55	.57	.11	2.22	.43
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.19	.43
Class F-3 – actual return	1,000.00	1,045.45	.05	.01	1.70	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class R-1 – actual return	1,000.00	1,039.09	5.86	1.14	7.50	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.43	1.46
Class R-2 – actual return	1,000.00	1,039.34	5.65	1.10	7.30	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class R-2E – actual return	1,000.00	1,041.22	4.12	.80	5.76	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	1,041.95	3.40	.66	5.04	.98
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.99	.98
Class R-4 – actual return	1,000.00	1,042.70	1.80	.35	3.45	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-5E – actual return	1,000.00	1,044.68	.77	.15	2.42	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,045.24	.31	.06	1.96	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	1,044.38	.05	.01	1.70	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

94	American Funds Target Date Retirement Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2017:

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Long-term capital gains	$2,022,000	$30,812,000	$79,968,000	$96,991,000	$151,712,000
Foreign taxes (per share)	$0.003	$0.006	$0.005	$0.005	$0.005
Foreign source income (per share)	$0.03	$0.07	$0.05	$0.06	$0.05
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$202,000	$1,361,000	$3,202,000	$4,116,000	$7,038,000

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund
Long-term capital gains	$164,132,000	$209,889,000	$163,746,000	$134,363,000	$46,033,000
Foreign taxes (per share)	$0.005	$0.004	$0.003	$0.002	$0.001
Foreign source income (per share)	$0.05	$0.05	$0.05	$0.04	$0.03
Qualified dividend income	100%	100%	100%	100%	$50,439,000
Corporate dividends received deduction	100%	100%	$96,372,000	$85,544,000	$35,168,000
U.S. government income that may be exempt from state taxation	$10,006,000	$20,016,000	$25,801,000	$29,840,000	$13,106,000

					2010 Fund
Long-term capital gains					$19,336,000
Foreign taxes (per share)					$0.001
Foreign source income (per share)					$0.02
Qualified dividend income					$30,869,000
Corporate dividends received deduction					$21,151,000
U.S. government income that may be exempt from state taxation					$8,336,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	95

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96	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	97

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Leonard R. Fuller, 1946	2007	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	80	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
Margaret Spellings, 1957	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2007	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None
Michael J. Downer, 1955 President	2006	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]	11	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

98	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 Senior Vice President	2007	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
Bradley J. Vogt, 1965 Senior Vice President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Richard M. Lang, 1969 Vice President	2015	Senior Vice President, American Funds Distributors, Inc.[6]
Maria T. Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	99

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

100	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$97,000
2017	$84,000

b) Audit-Related Fees:
2016	$11,000
2017	$16,000

c) Tax Fees:
2016	$39,000
2017	$40,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,138,000
2017	$1,194,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$3,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,243,000 for fiscal year 2016 and $1,438,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 29, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2017